1933 Act File No. 33-23180
                                                        and 811-05579

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 24                X

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 25                        X

                            EVERGREEN MUNICIPAL TRUST

               (Exact Name of Registrant as Specified in Charter)

                               200 BERKELEY STREET
                          BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)

                                 617-210-3200
                         (Registrant's Telephone Number)

                           Dorothy E. Bourassa, Esq.
                            First Union Corporation
                              200 Berkeley Street
                          Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                   Copies to:

                             John A. Dudley, Esquire
                              Sullivan & Worcester
                           1025 Connecticut Ave., N.W.
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box) /X/ Immediately upon filing pursuant to paragraph (b) or / / on (date) pursuant to paragraph (b) or / / 60 days after filing pursuant to paragraph (a)(i) or / / on (date) pursuant to paragraph (a)(i) or / / 75 days after filing pursuant to paragraph (a)(ii) or / / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has elected to register an indefinite number of its securities under the Securities Act of 1933. A Rule 24f-2 Notice for Registrant's last fiscal period was filed on August 29, 1997.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                         Proposed              Proposed
Title of                                 Maximum               Maximum
Securities           Amount              Offering              Aggregate           Amount of
Being                Being               Price                 Offering            Registration
Registered           Registered          Per Unit*             Price**             Fee
-------------------------------------------------------------------------------------------------
Shares of
Beneficial
Interest,
$0.0001 Par          2,575,414           $10.30                 $26,526,764        $0
Value
-------------------------------------------------------------------------------------------------

*Computed under Rule 457(d) on the basis of the offering price per share at the close of business on August 26, 1997.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 3,508,076 shares of the Fund were redeemed during its fiscal period ended May 31, 1997. Of such shares, 932,662 were used for a reduction pursuant to Rule 24f-2 during the current fiscal period. The remaining 2,575,414 shares are being used for a reduction in this filing.

                            EVERGREEN MUNICIPAL TRUST
                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 24
                                       to
                             REGISTRATION STATEMENT


                    This Post-Effective Amendment No. 24 to
            Registration Statement No. 33-23180/811-05579 consists of
           the following pages, items of information, and documents:


                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

                                   Prospectus

                                     PART B
                                     ------

                      Statement of Additional Information

                                     PART C
                                     ------

                PART C - OTHER INFORMATION - ITEM 24(a) and (b)

                              Financial Statements

                              Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - AND SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                   Signatures

                    Exhibits (including Powers of Attorney)

                              CROSS REFERENCE SHEET
                          (as required by Rule 481(a))

N-1A Item No.                                       Location in Prospectus(es)

Part A

Item 1.   Cover Page                                Cover Page

Item 2.   Synopsis and Fee Table                    Overview of the Fund(s);
                                                    Expense Information

Item 3.   Condensed Financial Information           Financial Highlights

Item 4.   General Description of Registrant         Cover Page; Description of
                                                      the Funds; General
                                                      Information

Item 5.   Management of the Fund                    Management of the Fund(s);
                                                      General Information

Item 6.   Capital Stock and Other Securities        General Information

Item 7.   Purchase of Securities Being Offered      Purchase and Redemption of
                                                      Shares

Item 8.   Redemption or Repurchase                  Purchase and Redemption of
                                                      Shares

Item 9.   Pending Legal Proceedings                 Not Applicable

                                                    Location in Statement of
Part B                                                Additional Information

Item 10.  Cover Page                                Cover Page

Item 11.  Table of Contents                         Table of Contents

Item 12.  General Information and History           Not Applicable

Item 13.  Investment Objectives and Policies        Investment Objectives and
                                                      Policies;Investment
                                                      Restrictions; Non-
                                                      Fundamental Operating
                                                      Policies

Item 14.  Management of the Fund                    Management

Item 15.  Control Persons and Principal             Management
           Holders of Securities

Item 16.  Investment Advisory and Other Services    Investment Adviser;
                                                    Purchase of Shares

Item 17.  Brokerage Allocation                      Allocation of Brokerage

Item 18.  Capital Stock and Other Securities        Purchase of Shares

Item 19.  Purchase, Redemption and Pricing of       Distribution Plans; Purchase
          Securities Being Offered                    of Shares; Net Asset Value

Item 20.  Tax Status                                Additional Tax Information

Item 21.  Underwriters                              Distribution Plans; Purchase
                                                      of Shares

Item 22.  Calculation of Performance Data           Performance Information

Item 23.  Financial Statements                      Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

*******************************************************************************

                           EVERGREEN MUNICIPAL TRUST

                                     PART A

                                   PROSPECTUS

  PROSPECTUS                                                September 3, 1997

  EVERGREEN(SM) KEYSTONE NATIONAL TAX FREE FUNDS                (Pine Tree Logo)


  EVERGREEN HIGH GRADE TAX FREE FUND
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  CLASS A SHARES
  CLASS B SHARES

  KEYSTONE TAX FREE INCOME FUND
  CLASS A SHARES
  CLASS B SHARES
  CLASS C SHARES

           The Evergreen Keystone National Tax Free Funds (the "Funds") are designed to provide investors with income exempt from federal income taxes. This Prospectus provides information regarding the Class A and Class B shares offered by the EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and the Class A, Class B and Class C Shares offered by KEYSTONE TAX FREE INCOME FUND. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

           A Statement of Additional Information for the Funds dated
September 3, 1997, as supplemented from time to time has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at
(800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE

EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp.

                         TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 9
         Investment Practices and Restrictions             10
MANAGEMENT OF THE FUNDS
         Investment Advisers                               13
         Sub-Adviser                                       14
         Portfolio Managers                                14
         Administrator                                     15
         Sub-Administrator                                 15
         Distribution Plans                                15
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 16
         How to Redeem Shares                              19
         Exchange Privilege                                20
         Shareholder Services                              21
         Effect of Banking Laws                            22
OTHER INFORMATION
         Dividends, Distributions and Taxes                23
         General Information                               24


                             OVERVIEW OF THE FUNDS

       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".

       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Evergreen Asset Management Corp. ("Evergreen Asset") which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Keystone Investment Management Company ("Keystone") is investment adviser to KEYSTONE TAX FREE INCOME FUND. Evergreen Asset and Keystone are wholly-owned subsidiaries of First Union National Bank ("FUNB"), which in turn is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. The Capital Management Group ("CMG") of FUNB serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.

       EVERGREEN HIGH GRADE TAX FREE FUND seeks to provide a high level of federally tax free income that is consistent with preservation of capital.

       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND seeks as high a level of current income, exempt from federal income tax other than the federal alternative minimum tax, as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.

       KEYSTONE TAX FREE INCOME FUND seeks the highest possible current income, exempt from Federal income taxes, while preserving capital. The Fund pursues this objective by investing primarily in municipal bonds.


    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                  ACHIEVED.

                              EXPENSE INFORMATION

       The table set forth below summarizes the shareholder transaction costs associated with an investment in Class A and Class B Shares and, when applicable, in Class C Shares of a Fund. For further information see "Purchase and Redemption of Shares" and "General Information -- Other Classes of Shares".

SHAREHOLDER TRANSACTION EXPENSES                   Class A Shares                       Class B Shares
Maximum Sales Charge Imposed on      4.75% for High Grade and Tax Free Income                None
Purchases (as a % of offering        3.25% for Short-Intermediate
price)

Contingent Deferred Sales Charge                        None                      5% during the first year,
(as a % of original purchase price                                                declining to 1% in the
or redemption proceeds, whichever                                                 sixth year and 0%
is lower)                                                                         thereafter

SHAREHOLDER TRANSACTION EXPENSES         Class C Shares
Maximum Sales Charge Imposed on               None
Purchases (as a % of offering
price)
Contingent Deferred Sales Charge    1% during the first year
(as a % of original purchase price  and 0% thereafter
or redemption proceeds, whichever
is lower)

       The following tables show for each Fund the estimated annual operating expenses (as a percentage of average net assets) attributable to each Class of shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment in each Class for the periods specified assuming
(i) a 5% annual return and (ii) redemption at the end of each period and, additionally for Class B and Class C shares, no redemption at the end of each period.

       In the following examples (i) the expenses for Class A shares assume deduction of the maximum sales charge at the time of purchase, (ii) the expenses for Class B shares and Class C shares assume deduction at the time of redemption (if applicable) of the maximum contingent deferred sales charge applicable for that time period, and (iii) the expenses for Class B shares reflect the conversion to Class A shares seven years after purchase (years eight through ten, therefore, reflect Class A expenses).

EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                                     EXAMPLES
                                                                                              Assuming          Assuming
                                   ANNUAL OPERATING                                          Redemption            no
                                      EXPENSES**                                          at End of Period     Redemption
                                  Class A    Class B                                     Class A    Class B     Class B
Management Fees                    0.50%      0.50%           After 1 Year                $  58      $  68        $ 18
12b-1 Fees*                        0.25%      0.75%           After 3 Years               $  79      $  86        $ 56
Shareholder Service Fees              --      0.25%           After 5 Years               $ 102      $ 116        $ 96
Other Expenses                     0.28%      0.28%           After 10 Years              $ 167      $ 180        $180
Total                              1.03%      1.78%

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                                                                                                     EXAMPLES
                                                                                              Assuming          Assuming
                                   ANNUAL OPERATING                                          Redemption            no
                                      EXPENSES**                                          at End of Period     Redemption
                                  Class A    Class B                                     Class A    Class B     Class B
Management Fees                    0.50%      0.50%            After 1 Year              $  41      $  68        $ 18
12b-1 Fees*                        0.10%      1.00%            After 3 Years             $  58      $  84        $ 54
Other Expenses                     0.24%      0.23%            After 5 Years             $  78      $ 114        $ 94
Total                              0.84%      1.73%            After 10 Years            $ 133      $ 169        $169

KEYSTONE TAX FREE INCOME FUND

                                                                                             EXAMPLES
                             ANNUAL OPERATING                                Assuming Redemption            Assuming no
                                 EXPENSES                                     at End of Period               Redemption
                       Class A    Class B    Class C                    Class A    Class B    Class C    Class B    Class C
Management Fees         0.61%      0.61%      0.61%    After 1 Year      $  59      $  70      $  30      $  20      $  20
12b-1 Fees*             0.24%      1.00%      1.00%    After 3 Years     $  83      $  91      $  61      $  61      $  61
Other Expenses          0.34%      0.34%      0.34%    After 5 Years     $ 110      $ 125      $ 105      $ 105      $ 105
Total                   1.19%      1.95%      1.95%    After 10 Years    $ 185      $ 198      $ 227      $ 198      $ 227

*Class A shares can pay up to 0.75% of average net assets as a 12b-1 fee. For the forseeable future, the Class A shares 12b-1 fees will be limited to 0.25% of average net assets for EVERGREEN HIGH GRADE TAX FREE FUND and KEYSTONE TAX FREE INCOME FUND, and 0.10% of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. For Class B
                                       3
shares and Class C shares, a portion of the 12b-1 Fees equivalent to 0.25% of average net assets will be shareholder servicing-related. Distribution-related 12b-1 Fees will be limited to 0.75% of average net assets as permitted under the rules of the National Association of Securities Dealers, Inc.

**Expenses for EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND reflect a fee waiver of 0.20% and 0.20%, respectively, of average net assets for the period ended May 31, 1997.

Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND to the extent that its aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.0% of the average net assets.

From time to time each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse these Funds for certain of their other expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these voluntary waivers and reimbursements at any time.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in each Class of shares of the Funds will bear directly or indirectly. The amounts set forth both in the tables and in the examples are based on the experience of each Fund for its most recent fiscal period. In the case of Funds that did not offer all of the above-referenced Classes of shares during such periods, the amounts set forth in the tables are based on the expenses incurred by the Classes which were offered. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds." As a result of asset-based sales charges, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

                              FINANCIAL HIGHLIGHTS

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the table for KEYSTONE TAX FREE INCOME FUND has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors; for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND has been audited by Price Waterhouse LLP, the Funds' independent auditors. Information for EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal years or periods prior to May 31, 1997 has been audited by other auditors. A report of KPMG Peat Marwick LLP or Price Waterhouse LLP, as the case may be, on the audited information with respect to each Fund is incorporated by reference into the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN HIGH GRADE TAX FREE FUND

                                                       CLASS A SHARES                 FEBRUARY 21,      CLASS B SHARES
                                                                                          1992
                                                                                      (COMMENCEMENT   NINE
                            NINE                     EIGHT                              OF CLASS     MONTHS
                           MONTHS                    MONTHS                            OPERATIONS)    ENDED
                           ENDED      YEAR ENDED     ENDED           YEAR ENDED          THROUGH     MAY 31,    YEAR ENDED
                          MAY 31,     AUGUST 31,   AUGUST 31,       DECEMBER 31,      DECEMBER 31,    1997      AUGUST 31,
                          1997 (A)       1996       1995 (D)      1994        1993        1992         (A)         1996
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................   $10.72      $10.69        $9.79      $11.16      $10.42      $10.00      $10.72       $10.69
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income.....     0.37        0.52         0.34        0.52        0.54        0.51        0.31         0.44
Net realized and
 unrealized gain (loss) on
 investments..............     0.17        0.03         0.90       (1.37)       0.81        0.42        0.17         0.03
 Total from investment
   operations.............     0.54        0.55         1.24       (0.85)       1.35        0.93        0.48         0.47
LESS DISTRIBUTIONS FROM:
Net investment income.....    (0.37)      (0.52)       (0.34)      (0.52)      (0.54)      (0.51)      (0.31)       (0.44)
Net realized gains on
 investments..............        0           0            0           0       (0.07)          0           0            0
 Total distributions......    (0.37)      (0.52)       (0.34)      (0.52)      (0.61)      (0.51)      (0.31)       (0.44)
NET ASSET VALUE END OF
 PERIOD...................   $10.89      $10.72       $10.69       $9.79      $11.16      $10.42      $10.89       $10.72
Total return (c)..........    5.13%       5.21%       12.83%      (7.71%)     13.25%       9.48%       4.55%        4.42%
Ratios/supplemental data:
Ratios to average net
 assets:
 Total expenses...........    1.03%(b)     0.89%       1.06%(b)    1.01%       0.85%       0.49%(b)    1.78%(b)     1.64%
 Total expenses excluding
   indirectly paid
   expenses...............    1.03%(b)        --          --          --          --          --       1.78%(b)        --
 Total expenses excluding
   waivers and
   reimbursements.........    1.11%(b)     1.09%       1.09%(b)    1.02%       1.07%       1.11%(b)    1.86%(b)     1.84%
 Net investment income....    4.60%(b)     4.78%       4.93%(b)    5.04%       4.99%       5.79%(b)    3.85%(b)     4.03%
Portfolio turnover rate...     114%         65%          27%         53%         14%          7%        114%          65%
NET ASSETS END OF PERIOD
 (THOUSANDS)..............   $45,814     $50,569      $58,751     $57,676    $101,352     $90,738     $31,874      $32,221

>                                      CLASS B SHARES                                                       JANUARY
                                                          1993
                                                      (COMMENCEMENT
                              EIGHT                     OF CLASS
                              MONTHS                   OPERATIONS)
                              ENDED      YEAR ENDED      THROUGH
                            AUGUST 31,  DECEMBER 31,  DECEMBER 31,
                             1995 (D)       1994          1993
PER SHARE DATA:
NET ASSET VALUE BEGINNING
 OF PERIOD................      $9.79       $11.16        $10.42
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income.....       0.29         0.46          0.47
Net realized and
 unrealized gain (loss) on
 investments..............       0.90        (1.37)         0.81
 Total from investment
   operations.............       1.19        (0.91)         1.28
LESS DISTRIBUTIONS FROM:
Net investment income.....      (0.29)       (0.46)        (0.47)
Net realized gains on
 investments..............          0            0         (0.07)
 Total distributions......      (0.29)       (0.46)        (0.54)
NET ASSET VALUE END OF
 PERIOD...................     $10.69        $9.79        $11.16
Total return (c)..........     12.27%       (8.24%)       12.52%
Ratios/supplemental data:
Ratios to average net
 assets:
 Total expenses...........      1.81%(b)      1.58%        1.35%(b)
 Total expenses excluding
   indirectly paid
   expenses...............         --           --            --
 Total expenses excluding
   waivers and
   reimbursements.........      1.84%(b)      1.59%        1.57%(b)
 Net investment income....      4.18%(b)      4.47%        4.44%(b)
Portfolio turnover rate...        27%          53%           14%
NET ASSETS END OF PERIOD
 (THOUSANDS)..............    $34,206      $32,435       $41,030

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

                                                                 CLASS A SHARES      JANUARY 5, 1995         CLASS B SHARES
                                                                                      (COMMENCEMENT
                                            NINE MONTHS                            OF CLASS OPERATIONS)       NINE MONTHS
                                               ENDED             YEAR ENDED              THROUGH                 ENDED
                                          MAY 31, 1997 (A)     AUGUST 31, 1996       AUGUST 31, 1995        MAY 31, 1997 (A)
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...         $10.08               $10.17                 $9.97                 $10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................           0.30                 0.43                  0.30                   0.23
Net realized and unrealized gain
 (loss) on investments................           0.01                (0.09)                 0.20                   0.02
 Total from investment operations.....           0.31                 0.34                  0.50                   0.25
Less distributions from net investment
 income...............................          (0.30)               (0.43)                (0.30)                 (0.23)
Net asset value end of period.........         $10.09               $10.08                $10.17                 $10.10
Total return (c)......................          3.08%                3.37%                 5.09%                  2.49%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses.......................          0.84%(b)             0.80%                 0.70%(b)               1.73%(b)
 Total expenses excluding indirectly
   paid expenses......................          0.83%(b)                --                    --                  1.73%(b)
 Total expenses excluding waivers and
   reimbursements.....................          0.96%(b)             1.11%                 1.14%(b)               1.86%(b)
 Net investment income................          3.94%(b)             4.05%                 4.32%(b)               3.04%(b)
Portfolio turnover rate...............            34%                  29%                   80%                    34%
NET ASSETS END OF PERIOD
 (THOUSANDS)..........................         $6,072              $27,722                $6,820                 $6,742

                                                  CLASS B SHARES                 JANUARY 5, 1995
                                                               (COMMENCE
                                                            OF CLASS OPERATIONS)
                                          YEAR ENDED              THROUGH
                                        AUGUST 31, 1996       AUGUST 31, 1995
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD...       $10.17                 $9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................         0.34                  0.24
Net realized and unrealized gain
 (loss) on investments................        (0.09)                 0.20
 Total from investment operations.....         0.25                  0.44
Less distributions from net investment
 income...............................        (0.34)                (0.24)
Net asset value end of period.........       $10.08                $10.17
Total return (c)......................        2.44%                 4.50%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses.......................        1.67%                 1.58%(b)
 Total expenses excluding indirectly
   paid expenses......................           --                    --
 Total expenses excluding waivers and
   reimbursements.....................        2.07%                 2.26%(b)
 Net investment income................        3.28%                 3.50%(b)
Portfolio turnover rate...............          29%                   80%
NET ASSETS END OF PERIOD
 (THOUSANDS)..........................       $7,413                $6,050

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.

KEYSTONE TAX FREE INCOME FUND

                                 SIX                                    CLASS A SHARES
                                MONTHS
                                ENDED
                               MAY 31,                                   YEAR ENDED NOVEMBER 30,
                               1997 (A)    1996 (F)   1995 (F)    1994       1993       1992       1991       1990       1989
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF
 PERIOD........................    $9.90     $10.05      $8.93    $10.25     $10.17     $10.13      $9.94     $10.24      $9.96
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income..........     0.24       0.51       0.51      0.51       0.57       0.63       0.61       0.59       0.62
Net realized and unrealized
 gain (loss) on investments and
 futures contracts.............    (0.11)     (0.14)      1.13     (1.28)      0.36       0.30       0.31      (0.06)      0.34
 Total from investment
   operations..................     0.13       0.37       1.64     (0.77)      0.93       0.93       0.92       0.53       0.96
LESS DISTRIBUTIONS FROM:
Net investment income..........    (0.24)     (0.52)     (0.51)    (0.52)     (0.57)     (0.62)     (0.61)     (0.60)     (0.63)
In excess of net investment
 income........................    (0.01)         0(e)    (0.01)       0      (0.04)         0          0      (0.03)         0
Net realized gain on
 investments...................        0          0          0         0      (0.24)     (0.27)     (0.12)     (0.20)     (0.05)
Tax basis return of capital....        0          0          0     (0.03)         0          0          0          0          0
 Total distributions...........    (0.25)     (0.52)     (0.52)    (0.55)     (0.85)     (0.89)     (0.73)     (0.83)     (0.68)
NET ASSET VALUE END OF
 PERIOD........................    $9.78      $9.90     $10.05     $8.93     $10.25     $10.17     $10.13      $9.94     $10.24
Total return (c)...............    1.34%      3.83%     18.71%    (7.81%)     9.37%      9.35%      9.59%      5.55%      9.97%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses................    1.19%(b)    1.13%     1.19%     1.13%      1.21%      1.25%      1.58%      1.66%      1.62%
 Total expenses excluding
   indirectly paid expenses....    1.18%(b)    1.12%     1.18%        --         --         --         --         --         --
 Net investment income.........    4.85%(b)    5.21%     5.35%     5.27%      5.40%      6.02%      5.95%      6.03%      6.15%
Portfolio turnover rate........      54%       128%        30%       98%        47%        32%        37%        42%        49%
NET ASSETS END OF PERIOD
 (THOUSANDS)...................  $72,629    $82,425    $94,183   $95,691   $124,102   $120,660   $133,524   $146,335   $162,013
                                    CLASS A SHARES
                                         FEBRUARY 13, 1987
                                         (COMMENCEMENT OF
                                            OPERATIONS)
                                                TO
                                           NOVEMBER 30,
                                   1988        1987
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF
 PERIOD........................     $9.64      $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income..........      0.63        0.33
Net realized and unrealized
 gain (loss) on investments and
 futures contracts.............      0.37       (0.32)
 Total from investment
   operations..................      1.00        0.01
LESS DISTRIBUTIONS FROM:
Net investment income..........     (0.68)      (0.37)
In excess of net investment
 income........................         0           0
Net realized gain on
 investments...................         0           0
Tax basis return of capital....         0           0
 Total distributions...........     (0.68)      (0.37)
NET ASSET VALUE END OF
 PERIOD........................     $9.96       $9.64
Total return (c)...............    10.60%       0.17%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses................     1.57%       1.00%(d)
 Total expenses excluding
   indirectly paid expenses....        --          --
 Net investment income.........     6.13%       6.85%(d)
Portfolio turnover rate........      109%         67%
NET ASSETS END OF PERIOD
 (THOUSANDS)...................  $179,191     $16,090

(a) The Fund changed its fiscal year end from November 30 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Annualized for the period April 14, 1987 (Commencement of Investment Operations) to November 30, 1987.
(e) Reflects distributions in excess of net investment income which were under $0.01 per share.
(f) Calculation based on average shares outstanding.

                                                           CLASS B SHARES            FEBRUARY 1,       CLASS C SHARES
                                                                                         1993
                                                                                       (DATE OF
                                      SIX                                              INITIAL        SIX          YEAR
                                     MONTHS                                             PUBLIC       MONTHS       ENDED
                                     ENDED                                           OFFERING) TO    ENDED       NOVEMBER
                                    MAY 31,           YEAR ENDED NOVEMBER 30,        NOVEMBER 30,   MAY 31,        30,
                                    1997 (A)     1996 (E)     1995 (E)      1994         1993       1997 (A)     1996 (E)
PER SHARE DATA:
Net asset value beginning of
 period...........................     $9.81        $9.97        $8.88      $10.25       $10.27        $9.81        $9.97
Income from investment operations:
Net investment income.............      0.19         0.44         0.44        0.45         0.37         0.18         0.41
Net realized and unrealized gain
 (loss) on investments and futures
 contracts........................     (0.10)       (0.16)        1.11       (1.29)        0.30        (0.09)       (0.13)
 Total from investment
   operations.....................      0.09         0.28         1.55       (0.84)        0.67         0.09         0.28
Less distributions from:
Net investment income.............     (0.20)       (0.44)       (0.45)      (0.50)       (0.37)       (0.20)       (0.44)
In excess of net investment
 income...........................     (0.01)           0(d)     (0.01)          0        (0.08)       (0.01)           0(d)
Net realized gain on
 investments......................         0            0            0           0        (0.24)           0            0
Tax basis return of capital.......         0            0            0       (0.03)           0            0            0
 Total distributions..............     (0.21)       (0.44)       (0.46)      (0.53)       (0.69)       (0.21)       (0.44)
NET ASSET VALUE END OF PERIOD.....     $9.69        $9.81        $9.97       $8.88       $10.25        $9.69        $9.81
Total return (c)..................     0.97%        2.99%       17.84%      (8.43%)       6.59%        0.97%        2.99%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses...................     1.95%(b)     1.90%        1.96%       1.88%        1.96%(b)     1.95%(b)     1.90%
 Total expenses excluding
   indirectly paid expenses.......     1.94%(b)     1.89%        1.94%          --           --        1.94%(b)     1.89%
 Net investment income............     4.09%(b)     4.44%        4.59%       4.60%        4.42%(b)     4.09%(b)     4.44%
Portfolio turnover rate...........       54%         128%          30%         98%          47%          54%         128%
Net assets end of period
 (thousands)......................   $28,822      $33,063      $33,449     $28,860      $14,091      $11,879      $13,769

                                            CLASS C SHARES                                                            FEBRUARY
                                                               1993
                                                             (DATE OF
                                                             INITIAL
                                                              PUBLIC
                                                           OFFERING) TO
                                         YEAR ENDED        NOVEMBER 30,
                                        NOVEMBER 30,                                    1995 (E)      1994         19
PER SHARE DATA:
Net asset value beginning of
 period...........................     $8.88      $10.26       $10.27
Income from investment operations:
Net investment income.............      0.44        0.43         0.37
Net realized and unrealized gain
 (loss) on investments and futures
 contracts........................      1.11       (1.27)        0.31
 Total from investment
   operations.....................      1.55       (0.84)        0.68
Less distributions from:
Net investment income.............     (0.45)      (0.51)       (0.37)
In excess of net investment
 income...........................     (0.01)          0        (0.08)
Net realized gain on
 investments......................         0           0        (0.24)
Tax basis return of capital.......         0       (0.03)           0
 Total distributions..............     (0.46)      (0.54)       (0.69)
NET ASSET VALUE END OF PERIOD.....     $9.97       $8.88       $10.26
Total return (c)..................    17.84%      (8.52%)       6.70%
Ratios/supplemental data:
Ratios to average net assets:
 Total expenses...................     1.96%       1.89%        1.94%(b)
 Total expenses excluding
   indirectly paid expenses.......     1.94%          --           --
 Net investment income............     4.59%       4.52%        4.41%(b)
Portfolio turnover rate...........       30%         98%          47%
Net assets end of period
 (thousands)......................   $20,386     $23,230      $27,261

(a) The Fund changed its fiscal year end from November 30 to May 31 during the current period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Reflects distributions in excess of net investment income which were under $0.01 per share.
(e) Calculation based on average shares outstanding.

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".

EVERGREEN HIGH GRADE TAX FREE FUND

       EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and Restrictions" -- "Municipal Bond Insurance" for further information.

       EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from federal income tax other than the federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States ("U.S.") and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.

       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party.

KEYSTONE TAX FREE INCOME FUND

       KEYSTONE TAX FREE INCOME FUND seeks the highest possible current income exempt from federal income taxes, while preserving capital. Since the Fund considers preservation of capital as well as the level of tax exempt income as its primary objective, the Fund may realize less income than a fund willing to expose shareholders' capital to greater risk.

       Under ordinary circumstances, at least 80% of the Fund's assets will be invested in federally tax-exempt obligations, including municipal bonds and notes and tax-exempt commercial paper obligations, that are obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of counsel to the issuers of such bonds, exempt from federal income taxes. Thus it is possible that up to 20% of the Fund's assets could be invested in securities subject to the AMT and/or in taxable obligations.

       While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years or less than 5 years (other than certain money market securities).

INVESTMENT PRACTICES AND RESTRICTIONS

       Except where noted, each Fund may engage in the investment practices described below. Each Fund is also subject to certain investment restrictions more fully described in the Statement of Additional Information.

General. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated SP-1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may also invest in bonds rated BBB or higher by S&P, Baa or higher by Moody's or another SRO. KEYSTONE TAX FREE INCOME FUND may invest in bonds rated BBB or higher by S&P, Baa or higher by Moody's, BBB or higher by Fitch Investor Services, L.P. or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by Keystone. KEYSTONE TAX FREE INCOME FUND may also invest in commercial paper rated A-1 by S&P or Prime-1 by Moody's, or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's. For a description of such ratings see the Statement of Additional Information. The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security.

       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur.

Municipal Securities. As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax-exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "Municipal Securities" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in Municipal Securities, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax-exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.

       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.

Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.

When-Issued or Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of their investment objective. KEYSTONE TAX FREE INCOME FUND may also sell securities and may purchase and sell currencies on a when-issued and delayed delivery basis.

Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.

Taxable Investments. The Funds may temporarily invest up to 20% of their total assets in taxable securities and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that no more than 20% of its annual income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities, (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

       Taxable securities in which KEYSTONE TAX FREE INCOME FUND may invest on a short-term basis include commercial paper, including master demand notes, that at the date of investment is rated A-1 by S&P, Prime-1 by Moody's, or, if not rated by such services, is issued by a company that at the date of investment has an outstanding issue rated A or better by S&P or Moody's; obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation, including U.S. branches of foreign banks and foreign branches of U.S. banks; corporate obligations maturing in 13 months or less that at the date of investment are rated A or better by S&P or Moody's; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; and qualified "private activity" industrial development bonds, the income from which, while exempt from federal income tax under Section 103 of the Internal Revenue Code of 1986, as amended (the "Code"), is includable in the calculation of the AMT.

Repurchase Agreements. The Funds may enter into repurchase agreements with member banks of the Federal Reserve System, including State Street Bank and Trust Company, the Funds custodian ("State Street" or the "Custodian"), or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Each Fund requires continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the market value of the securities, including accrued interest, which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days. KEYSTONE TAX FREE INCOME FUND may not so invest more than 10% of its total assets and EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 10% of its net assets.

Illiquid and Restricted Securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. In the case of the Fund, securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 which have been determined to be liquid will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. EVERGREEN HIGH GRADE TAX FREE FUND may invest up to 10% of its net assets in illiquid securities and up to 10% of its net assets in securities subject to restrictions on resale under the federal securities laws. KEYSTONE TAX FREE INCOME FUND may invest up to 15% of its net assets in illiquid securities and up to 10% of its net assets in securities with legal or contractual restrictions on resale or in securities for which market quotations are not readily available. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees as defined below. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Other Investment Policies. The Funds may borrow funds and agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") for temporary or emergency purposes. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, borrowings may be in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. EVERGREEN HIGH GRADE TAX FREE FUND and KEYSTONE TAX FREE INCOME FUND may borrow in amounts up to one-third of their net assets. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, U.S. government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets and will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding.

       In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by a Fund, if and when made, may not exceed 30% of the total assets of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, or 15% of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND and KEYSTONE TAX FREE INCOME FUND, and will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

       KEYSTONE TAX FREE INCOME FUND may also write covered call and put options and purchase call and put options, including purchasing call or put options to close out existing positions, and may employ new investment techniques with respect to such options. The Fund may also engage in currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation and may employ new investment techniques with respect to such futures contracts and related options. In addition, the Fund may invest in municipal obligations denominated in foreign currencies that are exempt from federal income tax and may use subsequently developed investment techniques that are related to any of its investment policies. The Fund may also invest in certain other types of "derivative instruments," including structured securities only if it is consistent with its investment objective.

                            MANAGEMENT OF THE FUNDS

INVESTMENT ADVISERS

       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset has been retained by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND as investment adviser. Evergreen Asset, with its predecessors, has served as investment adviser to certain of the Evergreen Keystone funds since 1971. Evergreen Asset is a wholly-owned subsidiary of FUNB. The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds. CMG of FUNB ("CMG") serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.

       Keystone has been retained by KEYSTONE TAX FREE INCOME FUND to serve as investment adviser. Keystone has provided investment advisory and management services to investment companies, including certain of the Evergreen Keystone funds, and private accounts since it was organized in 1932. Keystone is a subsidiary of First Union.

       First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the U.S. The investment advisory affiliates of FUNB manage or otherwise oversee the investment of over $61.9 billion in assets belonging to a wide range of clients, including all of the Evergreen Keystone funds. First Union Brokerage Services, Inc. ("FUBS"), a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.

       Evergreen Asset manages investments and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND subject to the authority of the Trustees. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, Evergreen Asset is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets. CMG manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund.

         Keystone acts as investment adviser to KEYSTONE TAX FREE INCOME FUND and manages the Fund's investments and supervises the Fund's daily business affairs, subject to the authority of the Trustees. As payment for its services, Keystone is entitled to receive from the Fund a fee at the annual rate of 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35%
of the next $100,000,000, plus 0.30% of the next $100,000,000, plus 0.25% of amounts over $500,000,000. The total expense ratios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, EVERGREEN HIGH GRADE TAX FREE FUND and KEYSTONE TAX FREE INCOME FUND for the fiscal period ended May 31, 1997, are set forth in the section entitled "Financial Highlights".

SUB-ADVISER

       Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provides that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

PORTFOLIO MANAGERS

       The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of CMG and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992. The portfolio manager for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Steven C. Shachat. Mr. Shachat has been associated with Evergreen Asset and its predecessor since 1988 and has served as portfolio manager of the Fund since its inception. Betsy A. Hutchings is the portfolio manager of KEYSTONE TAX FREE INCOME FUND. She is a Senior Vice President of Keystone and group leader of Keystone's Municipal Bond Team. Ms. Hutchings joined Keystone in 1988, and has more than 15 years of investment experience.

ADMINISTRATOR

         Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, subject to the supervision and control of the Trustees of the Trust under which each Fund has been established. EKIS provides facilities, equipment and personnel to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and is entitled to receive a fee based on the aggregate average daily net assets of the mutual funds for which CMG, Evergreen Asset, Keystone or their affiliates serve as investment adviser, calculated in accordance with the following schedule:

                Administration Fee
                ------------------
                0.050% on the first $7 billion
                0.035% on the next $3 billion
                0.030% on the next $5 billion
                0.020% on the next $10 billion
                0.015% on the next $5 billion
                0.010% on assets in excess of $30 billion

       EKIS also provides facilities, equipment and personnel to KEYSTONE TAX FREE INCOME FUND on behalf of the Fund's investment adviser.

SUB-ADMINISTRATOR

       BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the Funds' distributor, serves as sub-administrator to the Funds and is entitled to receive a fee calculated on the aggregate average daily net assets of all the mutual funds for which FUNB affiliates serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                Sub-Administration Fee
                ----------------------
                0.0100% on the first $7 billion
                0.0075% on the next $3 billion
                0.0050% on the next $15 billion
                0.0040% on assets in excess of $25 billion

       The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.

DISTRIBUTION PLANS

Distribution Plans. Each Fund's Class A, Class B and, where applicable, Class C shares pay for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon a maximum annual rate as a percent of each Fund's average daily net assets attributable to the Class, as follows:

Class A shares              0.75%, currently limited to 0.25% for EVERGREEN HIGH
                                    GRADE TAX FREE FUND and KEYSTONE TAX FREE
                                    INCOME FUND and to 0.10% for EVERGREEN
                                    SHORT-INTERMEDIATE MUNICIPAL FUND
Class B shares              1.00%
Class C shares              1.00%

       Of the amount that each Class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment adviser or their affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above.

       EVERGREEN HIGH GRADE TAX FREE FUND has, in addition to the Plans adopted with respect to its Class B shares, adopted a shareholder service plan ("Service Plan") relating to the Class B shares which permit the Fund to incur a fee of up to 0.25% of the aggregate average daily net assets attributable to the Class B shares for ongoing personal services and/or the maintenance of shareholder accounts. Such service fee payments to financial intermediaries for such purposes, whether pursuant to a Plan or Service Plan, will not exceed 0.25% of the aggregate average daily net assets attributable to each Class of shares of each Fund.

       The Plans are in compliance with the Conduct Rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

                       PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

       You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries or directly through EKD. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Keystone Service Company ("EKSC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Application for more information. Only Class A, Class B and Class C shares are offered through this Prospectus (see "General Information" - "Other Classes of Shares"

Class A Shares-Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge; however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                              Initial Sales Charge

EVERGREEN HIGH GRADE TAX FREE FUND
KEYSTONE TAX FREE INCOME FUND

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than    $   50,000                    4.99%               4.75%                   4.25%
$   50,000 - $   99,000                    4.71%               4.50%                   4.25%
$  100,000 - $  249,999                    3.90%               3.75%                   3.25%
$  250,000 - $  499,999                    2.56%               2.50%                   2.00%
$  500,000 - $  999,999                    2.04%               2.00%                   1.75%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over         $5,000,000                    None                None                     .25%

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                                    as a % of the Net    as a % of the     Commission to Dealer/Agent
       Amount of Purchase            Amount Invested     Offering Price     as a % of Offering Price
Less than    $   50,000                    3.36%               3.25%                   2.75%
$   50,000 - $   99,000                    3.09%               3.00%                   2.75%
$  100,000 - $  249,999                    2.56%               2.50%                   2.25%
$  250,000 - $  499,999                    2.04%               2.00%                   1.75%
$  500,000 - $  999,999                    1.52%               1.50%                   1.25%
$1,000,000 - $2,999,999                    None                None                    1.00%
$3,000,000 - $4,999,999                    None                None                     .50%
Over         $5,000,000                    None                None                     .25%

       No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisers; (b) investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EKD and any broker-dealer with whom EKD has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen Keystone fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

       Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

       In connection with sales made to plans of the type described in the preceding sentence EKD will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

       When Class A shares are sold, EKD will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EKD may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's Concurrent Purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. Consult the Application for additional information concerning these reduced sales charges.

Class B Shares -- Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                                                                       CDSC
Redemption Timing                                                                                                    Imposed
Month of purchase and the first twelve-month period following the month of purchase...............................    5.00%
Second twelve-month period following the month of purchase........................................................    4.00%
Third twelve-month period following the month of purchase.........................................................    3.00%
Fourth twelve-month period following the month of purchase........................................................    3.00%
Fifth twelve-month period following the month of purchase.........................................................    2.00%
Sixth twelve-month period following the month of purchase.........................................................    1.00%
No CDSC is imposed on amounts redeemed thereafter.

       The CDSC is deducted from the amount of the redemption and is paid to EKD or its predecessor. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

       At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to the higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

Class C Shares (KEYSTONE TAX FREE INCOME FUND). Class C shares are offered only through broker-dealers who have special distribution agreements with EKD. Class C shares are offered at net asset value, without an initial sales charge. With certain exceptions, the Fund imposes a CDSC of 1.00% on shares redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to you. The CDSC is retained by EKD or its predecessor. See "Contingent Deferred Sales Charge and Waiver of Sales Charges" below.

Contingent Deferred Sales Charge. Shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

       No CDSC is imposed on a redemption of shares of the Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

         The Funds may also sell Class A, Class B or, if applicable, Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, FUNB, EKD and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EKD, and to a bank or trust company acting as a trustee for a single account.

How the Funds Value their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

General. The decision as to which Class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares since 100% of your purchase is invested immediately and since such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares, if available through your broker-dealer, since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

         In addition to the discount or commission paid to broker-dealers, EKD and EKIS may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen Keystone funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EKD may also limit the availability of such incentives to certain specified dealers. EKD from time to time sponsors promotions involving FUBS, an affiliate of each Fund's investment adviser, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EKD or a Fund's investment adviser over and above the usual trail commissions or shareholder servicing payments applicable to a given Class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

       You may redeem Fund shares for cash at their net redemption value on any day the Exchange is open, either by writing to each Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o EKSC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a

Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

       In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

       Except as otherwise noted, the Funds, EKSC and EKD will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. The Trusts, EKSC and EKD will not be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

Evergreen Keystone Express Line. The Evergreen Keystone Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How to Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Keystone funds through your financial intermediary by calling or writing to EKSC or by using the Evergreen Keystone Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange which represents an initial investment in another Evergreen Keystone fund is subject to the minimum investment and suitability requirements of each fund.

       Each of the Evergreen Keystone funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

       No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen Keystone funds. If you redeem shares, the CDSC applicable to the Class B or Class C shares of the Evergreen or Keystone fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for the purpose of conversion to Class A shares and for the purpose of determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, EKSC or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may invest not less than $100 or more than $10,000 per investment into an existing account. Telephone investment requests received by 4:00 p.m. (Eastern time), will be credited to a shareholder's account the day the request is received. Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75, or a maximum of 1.0% per month or 3.0% per quarter of the total net asset value of your account when the Plan was established. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Systematic Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (i) the initial value of the account plus (ii) the value, at the time of purchase, of any subsequent investments.

       Excessive withdrawals may decrease or deplete the value of your account. Moreover, because of the effect of the applicable sales charge, a Class A investor should not make continuous purchases of a Fund's shares while participating in a Systematic Withdrawal Plan.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen Keystone funds available to their participants.

Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, Keystone or CMG may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen Keystone funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the Application
(i) the dollar amount of each monthly or quarterly investment you wish to make and (ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

       If you are a Class A investor and paid a sales charge on your initial purchase, the shares purchased will be eligible for Rights of Accumulation and the sales charge applicable to the purchase will be determined accordingly. In addition, the value of shares purchased will be included in the total amount required to fulfill a Letter of Intent. If a sales charge was not paid on the initial purchase, a sales charge will be imposed at the time of subsequent purchases, and the value of shares purchased will become eligible for Rights of Accumulation and Letters of Intent.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen Keystone fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone fund. You may select this service on your Application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested. The value of shares purchased will be ineligible for Rights of Accumulation and Letters of Intent.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset and Keystone since they are subsidiaries of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG, Evergreen Asset or Kekystone being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG, Evergreen Asset or Keystone were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code. While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the federal corporate alternative minimum tax.

       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investor's holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.

       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

       Each Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from federal and, if applicable, state taxation, and the amount, if any, subject to federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the federal individual and corporate alternative minimum taxes. The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from federal taxes earned by the Fund.

       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within 90 days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN HIGH GRADE TAX FREE FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. KEYSTONE TAX FREE INCOME FUND is a Massachusetts business trust organized in 1986. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.

       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable CDSC. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, Class B, Class C and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian. State Street, P.O. Box 9021, Boston,
Massachusetts 02205-9827 acts as each Fund's custodian.

Registrar, Transfer Agent and Dividend-Disbursing Agent. EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121, acts as registrar, transfer agent and dividend-disbursing agent for each of the Funds.

Principal Underwriter. EKD, an affiliate of BISYS, 125 W. 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS also acts as sub-administrator to the Funds including providing personnel to serve as officers of the Funds.

Other Classes of Shares. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND currently offer three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. KEYSTONE TAX FREE INCOME FUND currently offers Class A, Class B and Class C Shares. Class Y shares are not offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on SEC formulas and are not intended to indicate future performance.

       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculatio

       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen Keystone mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EKD may also reprint, and use as advertising and sales literature, articles from EVERGREEN KEYSTONE EVENTS, a quarterly magazine provided to Evergreen Keystone fund shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue,
  Purchase, New York 10577
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND
  Keystone Investment Management Company, 200 Berkeley Street,
  Boston, Massachusetts 02116
      KEYSTONE TAX FREE INCOME FUND

  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston,
  Massachusetts 02205-9827

  TRANSFER AGENT
  Evergreen Keystone Service Company, Box 2121, Boston, Massachusetts 02106-2121

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W.,
  Washington, D.C. 20036

  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
      EVERGREEN HIGH GRADE TAX FREE FUND
  KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110
      KEYSTONE TAX FREE INCOME FUND

  DISTRIBUTOR
  Evergreen Keystone Distributor, Inc., 125 W. 55th Street,
  New York, New York 10019

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

PROSPECTUS                                                     September 3, 1997

EVERGREEN(SM) KEYSTONE NATIONAL TAX FREE FUNDS


EVERGREEN HIGH GRADE TAX FREE FUND
EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

CLASS Y SHARES

       The Evergreen Keystone National Tax Free Funds (the "Funds") are designed to provide investors with income exempt from federal income taxes. This Prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is, or is a series of, an open-end, diversified, management investment company. This Prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

       A Statement of Additional Information for the Funds dated September 3, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated by reference herein. The Statement of Additional Information provides information regarding certain matters discussed in this Prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this Prospectus carefully.

AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY AND INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   KEEP THIS PROSPECTUS FOR FUTURE REFERENCE


EVERGREEN(SM) is a Service Mark of Evergreen Asset Management Corp.

                               TABLE OF CONTENTS

OVERVIEW OF THE FUNDS                                       2
EXPENSE INFORMATION                                         3
FINANCIAL HIGHLIGHTS                                        5
DESCRIPTION OF THE FUNDS
         Investment Objectives and Policies                 7
         Investment Practices and Restrictions              8
MANAGEMENT OF THE FUNDS
         Investment Advisers                               11
         Sub-Adviser                                       12
         Portfolio Managers                                12
         Administrator                                     12
         Sub-Administrator                                 12
PURCHASE AND REDEMPTION OF SHARES
         How to Buy Shares                                 13
         How to Redeem Shares                              13
         Exchange Privilege                                15
         Shareholder Services                              15
         Effect of Banking Laws                            16
OTHER INFORMATION
         Dividends, Distributions and Taxes                17
         General Information                               18


                             OVERVIEW OF THE FUNDS

       The following summary is qualified in its entirety by the more detailed information contained elsewhere in this Prospectus. See "Description of the Funds" and "Management of the Funds".

       The investment adviser to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Evergreen Asset Management Corp. ("Evergreen Asset") which, with its predecessors, has served as an investment adviser to the Evergreen mutual funds since 1971. Evergreen Asset is a wholly-owned subsidiary of First Union National Bank ("FUNB"), which in turn is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States. The Capital Management Group ("CMG") of FUNB serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.

       EVERGREEN HIGH GRADE TAX FREE FUND seeks to provide a high level of federally tax-free income that is consistent with preservation of capital.

       EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND seeks as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax, as is consistent with preserving capital and providing liquidity. The Fund invests substantially all of its assets in short and intermediate-term municipal securities with a dollar weighted average portfolio maturity of two to five years.

    THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE
                                   ACHIEVED.

                              EXPENSE INFORMATION

       The table set forth below summarizes the shareholder transaction costs associated with an investment in the Class Y Shares of a Fund. For further information see "Purchase and Redemption of Shares".

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases                      None
Sales Charge on Dividend Reinvestments                         None
Contingent Deferred Sales Charge                               None
Redemption Fee                                                 None

       The following table shows for each Fund the annual operating expenses (as a percentage of average net assets) attributable to Class Y Shares, together with examples of the cumulative effect of such expenses on a hypothetical $1,000 investment for the periods specified assuming (i) a 5% annual return and (ii) redemption at the end of each period.

EVERGREEN HIGH GRADE TAX FREE FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%           After 1 Year                    $  8
12b-1 Fees                             --           After 3 Years                   $ 25
Other Expenses                       .28%           After 5 Years                   $ 43
Total                                .78%           After 10 Years                  $ 97

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                               ANNUAL OPERATING
                                  EXPENSES*                                      EXAMPLE
Management Fees                      .50%            After 1 Year                    $  8
12b-1 Fees                             --            After 3 Years                   $ 24
Other Expenses                       .24%            After 5 Years                   $ 41
Total                                .74%            After 10 Years                  $ 92

* The annual operating expenses and examples reflect fee waivers and expense reimbursements for the most recent fiscal period. Actual expenses for Class Y Shares excluding fee waivers and expense reimbursements but including indirectly paid expenses for the fiscal period ended May 31, 1997, were as follows:

  EVERGREEN HIGH GRADE TAX FREE FUND..............................................   0.86%
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND.....................................   0.86%

       Evergreen Asset has agreed to reimburse EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND to the extent that its aggregate operating expenses (including the investment adviser's fee, but excluding taxes, interest, brokerage commissions, Rule 12b-1 distribution fees and shareholder servicing fees and extraordinary expenses) exceed 1.0% of the average net assets.

       From time to time, each Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Funds for certain of their expenses in order to reduce their expense ratios. Each Fund's investment adviser may cease these waivers and reimbursements at any time.

       The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that an investor in Class Y shares will bear directly or indirectly. The amounts set forth both in the tables and in the examples are estimated amounts based on the experience of each Fund for the most recent fiscal period. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. ACTUAL EXPENSES AND ANNUAL RETURN MAY BE GREATER OR LESS THAN THOSE SHOWN. For a more complete description of the various costs and expenses borne by the Funds see "Management of the Funds".

                              FINANCIAL HIGHLIGHTS

       The tables on the following pages present, for each Fund, financial highlights for a share outstanding throughout each period indicated. The information in the tables for the nine months ended May 31, 1997 for EVERGREEN HIGH GRADE TAX FREE FUND has been audited by Price Waterhouse LLP, the Fund's independent auditors. Information for EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal years or periods prior to May 31, 1997, has been audited by other auditors. Information for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND has been audited by Price Waterhouse LLP, the Fund's independent auditors. A report of Price Waterhouse LLP on the audited information with respect to each Fund is incorporated by reference into the Funds' Statement of Additional Information. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' Statement of Additional Information.

       Further information about a Fund's performance is contained in the Fund's annual report to shareholders, which may be obtained without charge.

EVERGREEN HIGH GRADE TAX FREE FUND

                                                                                                EIGHT        FEBRUARY 28, 1994
                                                                NINE MONTHS        YEAR         MONTHS         (COMMENCEMENT
                                                                   ENDED          ENDED         ENDED       OF CLASS OPERATIONS)
                                                                  MAY 31,       AUGUST 31,    AUGUST 31,          THROUGH
                                                                  1997 (A)         1996        1995 (C)      DECEMBER 31, 1994
PER SHARE DATA:
Net asset value beginning of period.............................     $10.72        $10.69         $9.79            $10.93
Income from investment operations:
Net investment income...........................................       0.39          0.55          0.36              0.46
Net realized and unrealized gain (loss) on investments..........       0.17          0.03          0.90             (1.14)
  Total from investment operations..............................       0.56          0.58          1.26             (0.68)
Less distributions from net investment income...................      (0.39)        (0.55)        (0.36)            (0.46)
Net asset value end of period...................................     $10.89        $10.72        $10.69             $9.79
TOTAL RETURN....................................................       5.32%         5.47%        13.02%            (6.29%)
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses................................................       0.78%(b)      0.64%         0.81%(b)          0.76%(b)
  Total expenses excluding indirectly paid expenses.............       0.78%(b)        --            --                --
  Total expenses excluding waivers and reimbursements...........       0.86%(b)      0.84%         0.84%(b)          0.77%(b)
  Net investment income.........................................       4.85%(b)      5.03%         5.18%(b)          5.46%(b)
Portfolio turnover rate.........................................        114%           65%           27%               53%
Net assets end of period (thousands)............................   $ 24,441      $ 25,112      $ 25,079            $4,318

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to August 31.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

                                       NINE MONTHS
                                          ENDED                         YEAR ENDED AUGUST 31,
                                     MAY 31, 1997 (A)     1996       1995       1994       1993      1992 (C)
PER SHARE DATA:
Net asset value beginning of
  period..........................         $10.07         $10.17     $10.21     $10.58     $10.33      $10.00
Income from investment operations:
Net investment income.............           0.30           0.43       0.46       0.47       0.49        0.51
Net realized and unrealized gain
  (loss) on investments...........           0.03          (0.10)     (0.04)     (0.32)      0.25        0.33
Total from investment
  operations......................           0.33           0.33       0.42       0.15       0.74        0.84
Less distributions from:
Net investment income.............          (0.30)         (0.43)     (0.46)     (0.47)     (0.49)      (0.51)
In excess of net investment
  income..........................              0              0          0      (0.03)         0           0
Net realized gain on
  investments.....................              0              0          0      (0.02)         0           0
Total distributions...............          (0.30)         (0.43)     (0.46)     (0.52)     (0.49)      (0.51)
Net asset value end of period.....         $10.10         $10.07     $10.17     $10.21     $10.58      $10.33
TOTAL RETURN......................           3.36%          3.30%      4.20%      1.40%      7.40%       8.56%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..................           0.74%(b)       0.70%      0.74%      0.58%      0.40%       0.17%
  Total expenses excluding
    indirectly paid expenses......           0.73%(b)         --         --         --         --          --
  Total expenses excluding waivers
    and reimbursements............           0.86%(b)       0.90%      0.86%      0.83%      0.81%       0.86%
  Net investment income...........           4.04%(b)       4.27%      4.52%      4.54%      4.73%       4.85%
Portfolio turnover rate...........             34%            29%        80%        32%        37%         57%
Net assets end of period
  (thousands).....................       $ 32,293        $34,893    $40,581    $53,417    $66,607    $ 54,470

                                       JULY 17, 1991
                                       (COMMENCEMENT
                                    OF CLASS OPERATIONS)
                                          THROUGH
                                    AUGUST 31, 1991 (C)
PER SHARE DATA:
Net asset value beginning of
  period..........................         $10.00
Income from investment operations:
Net investment income.............           0.06
Net realized and unrealized gain
  (loss) on investments...........              0
Total from investment
  operations......................           0.06
Less distributions from:
Net investment income.............          (0.06)
In excess of net investment
  income..........................              0
Net realized gain on
  investments.....................              0
Total distributions...............          (0.06)
Net asset value end of period.....         $10.00
TOTAL RETURN......................           0.62%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
  Total expenses..................           0.00%(b)
  Total expenses excluding
    indirectly paid expenses......             --
  Total expenses excluding waivers
    and reimbursements............           1.40%(b)
  Net investment income...........           4.93%(b)
Portfolio turnover rate...........             --
Net assets end of period
  (thousands).....................         $4,025

(a) The Fund changed its fiscal year end from August 31 to May 31 during the current period.
(b) Annualized.
(c) On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares outstanding and the related per share data as of August 31, 1991 are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.

                            DESCRIPTION OF THE FUNDS

INVESTMENT OBJECTIVES AND POLICIES

       In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions".

EVERGREEN HIGH GRADE TAX FREE FUND

       The EVERGREEN HIGH GRADE TAX FREE FUND seeks a high level of Federally tax free income that is consistent with preservation of capital. At least 65% of the value of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND will be invested in high grade bonds. High grade bonds mean: bonds insured by a municipal bond insurance company which is rated AAA by Standard & Poor's Ratings Group ("S&P") and/or Aaa by Moody's Investors Service, Inc. ("Moody's"); bonds rated A or better by S&P or Moody's; or, if unrated, of comparable quality as determined by the Fund's investment adviser. The insurance guarantees the timely payment of principal and interest, but not the value of the municipal bonds or the shares of the Fund. See the section "Investment Practices and Restrictions" -- "Municipal Bond Insurance" for further information.

       The EVERGREEN HIGH GRADE TAX FREE FUND may also purchase instruments having variable rates of interest. One example is variable amount master demand notes. These notes represent a borrowing arrangement between a commercial paper issuer (borrower) and an institutional lender, such as the Fund, and are payable upon demand. The underlying amount of the loan may vary during the course of the contract, as may the interest on the outstanding amount, depending on a stated short-term interest rate index.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

       The investment objective of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is to achieve as high a level of current income, exempt from Federal income tax other than the Federal alternative minimum tax ("AMT") for individuals and corporations, as is consistent with preserving capital and providing liquidity. Under normal circumstances, it is anticipated that the Fund will invest its assets so that at least 80% of its annual interest income is exempt from Federal income tax other than the AMT. The Fund will seek to achieve its objective by investing substantially all of its assets in a diversified portfolio of short and intermediate-term debt obligations issued by states, territories and possessions of the United States ("U.S.") and by the District of Columbia, and their political subdivisions and duly constituted authorities, the interest from which is exempt from Federal income tax other than the AMT. Such securities are generally known as Municipal Securities (see "Investment Practices and Restrictions" -- "Municipal Securities" below). As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

       Under current tax law, a distinction is drawn between Municipal Securities issued to finance certain "private activities" and other Municipal Securities. Such private activity bonds include bonds issued to finance such projects as airports, housing projects, resource recovery programs, solid waste disposal facilities, student loan programs, and water and sewage projects. Interest income from such "private activity bonds" ("AMT-Subject Bonds") becomes an item of "tax preference" which is subject to the AMT when received by a person in a tax year during which he is subject to that tax. Because interest income on AMT-Subject Bonds is taxable to certain investors, it is expected, although there can be no guarantee, that such Municipal Securities generally will provide somewhat higher yields than other Municipal Securities of comparable quality and maturity. The Fund may invest up to 50% of its total assets in AMT-Subject Bonds.

       The Fund intends to maintain a dollar-weighted average portfolio maturity of two to five years. The Fund may consider an obligation's maturity to be shorter than its stated maturity if the Fund has the right to sell the obligation at a price approximating par value before its stated maturity date. This is a liquidity put and is exercisable to the issuer or some third party.

INVESTMENT PRACTICES AND RESTRICTIONS

       Except where noted, each Fund may engage in the investment practices described below. Each Fund is also subject to certain investment restrictions more fully described in the Statement of Additional Information.

General. EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will invest in Municipal Securities so long as they are determined to be of high or upper medium quality. Municipal Securities meeting this criteria include bonds rated A or higher by S&P, Moody's or another nationally recognized statistical rating organization ("SRO"); notes rated SP -1 or SP-2 by S&P or MIG-1 or MIG-2 by Moody's or rated VMIG-1 or VMIG-2 by Moody's in the case of variable rate demand notes or having comparable ratings from another SRO; and commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or having comparable ratings from another SRO. EVERGREEN HIGH GRADE TAX FREE FUND may also invest in general obligation bonds which are rated BBB by S&P, Baa by Moody's or bear a similar rating from another SRO. Medium grade bonds are more susceptible to adverse economic conditions or changing circumstances than higher grade bonds. However, like the higher rated bonds, these securities are considered to be investment grade. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may also invest in bonds rated BBB or higher by S&P, Baa or higher by Moody's or another SRO. For a description of such ratings see the Statement of Additional Information. The Funds may also purchase Municipal Securities which are unrated at the time of purchase, if such securities are determined by the Funds' investment advisers to be of comparable quality. Certain Municipal Securities (primarily variable rate demand notes) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Funds' investment advisers will take into account the obligation of the bank in assessing the quality of such security.

       The ability of the Funds to meet their investment objectives is necessarily subject to the ability of municipal issuers to meet their payment obligations. In addition, the portfolios of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. Investors should recognize that, in periods of declining interest rates, the yield of the Funds will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of the Funds will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of each Fund's portfolio, thereby reducing the current yield of the Funds. In periods of rising interest rates, the opposite can be expected to occur.

Municipal Securities . As noted above, the Funds will invest substantially all of their assets in Municipal Securities. These include municipal bonds, short-term municipal notes and tax exempt commercial paper. "Municipal Securities" are debt obligations issued to obtain funds for various public purposes that are exempt from Federal income tax in the opinion of issuer's counsel. The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific source such as from the user of the facility being financed. The term "Municipal Securities" also includes "moral obligation" issues which are normally issued by special purpose authorities. Industrial development bonds ("IDBs") and private activity bonds ("PABs") are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of IDBs and PABs is usually directly related to the credit standing of the corporate user of the facilities being financed. Participation interests are interests in Municipal Securities, including IDBs and PABs, and floating and variable rate obligations that are owned by banks. These interests carry a demand feature permitting the holder to tender them back to the bank, which demand feature is backed by an irrevocable letter of credit or guarantee of the bank. A put bond is a municipal bond which gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date. "Short-term municipal notes" and "tax exempt commercial paper" include tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

Municipal Bond Insurance. The EVERGREEN HIGH GRADE TAX FREE FUND will require municipal bond insurance when purchasing Municipal Securities which would not otherwise meet the Fund's quality standards. The EVERGREEN HIGH GRADE TAX FREE FUND may also require insurance when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund (for example, through improvement of portfolio quality or increased liquidity of certain securities). The purpose of municipal bond insurance is to guarantee the timely payment of principal at maturity and interest.

       Securities in the EVERGREEN HIGH GRADE TAX FREE FUND'S portfolio may be insured in one of two ways: (1) by a policy applicable to a specific security, obtained by the issuer of the security or by a third party ( "Issuer-Obtained Insurance") or (2) under master insurance policies issued by municipal bond insurers, purchased by the Fund (the "Policies"). If a security's coverage is Issuer-Obtained, then that security does not need to be covered in the Policies. The Fund may purchase Policies from Municipal Bond Investors Assurance Corp., AMBAC Indemnity Corporation, and Financial Guaranty Insurance Company, or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P. A more detailed description of these insurers may be found in the Statement of Additional Information. Annual premiums for these Policies are paid by the Fund and are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%. While the insurance feature reduces financial risk, the cost thereof and the restrictions on investments imposed by the guidelines in the Policies reduce the yield to shareholders.

Floating Rate and Variable Rate Obligations. Municipal Securities also include certain variable rate and floating rate municipal obligations with or without demand features. These variable rate securities do not have fixed interest rates; rather, those rates fluctuate based upon changes in specified market rates, such as the prime rate, or are adjusted at predesignated periodic intervals. Certain of these obligations may carry a demand feature that gives the Funds the right to demand prepayment of the principal amount of the security prior to its maturity date. The demand obligation may or may not be backed by letters of credit or other guarantees of banks or other financial institutions. Such guarantees may enhance the quality of the security. The Funds will limit the value of their investments in any floating or variable rate securities which are not readily marketable to 10% or less of their net assets.

When-Issued or Delayed Delivery Securities. The Funds may purchase securities on a when-issued or delayed delivery basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued or delayed delivery basis, it assumes the risks of ownership at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by a Fund on a when-issued or delayed delivery basis may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND does not expect that commitments to purchase when-issued securities will normally exceed 25% of its total assets and EVERGREEN HIGH GRADE TAX FREE FUND does not expect that such commitments will exceed 20% of its total assets. The Funds do not intend to purchase when-issued or delayed delivery securities for speculative purposes but only in furtherance of their investment objective.

Stand-by Commitments. The Funds may also acquire "stand-by commitments" with respect to Municipal Securities held in their portfolio. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Securities at a specified price. Failure of the dealer to purchase such Municipal Securities may result in a Fund incurring a loss or missing an opportunity to make an alternative investment. Each Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, a Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in each Fund's portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Funds will maintain cash or liquid high grade debt obligations in a segregated account with its custodian in an amount equal to such commitments. The Funds will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Funds' investment advisers, present minimal credit risks.

Taxable Investments. EVERGREEN HIGH GRADE TAX FREE FUND may temporarily invest up to 20% of its total assets in taxable securities and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may temporarily invest its assets so that not more than 20% of its annual interest income will be derived from taxable securities, under any one or more of the following circumstances: (a) pending investment of proceeds of sale of Fund shares or of portfolio securities,

(b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. In addition, each such Fund may temporarily invest more than 20% of its total assets in taxable securities for defensive purposes. Each Fund may invest for defensive purposes during periods when each Fund's assets available for investment exceed the available Municipal Securities that meet each Fund's quality and other investment criteria. Taxable securities in which the Funds may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest ratings assigned by any major rating service; commercial paper rated in the highest grade by Moody's, S&P or any SRO; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

Repurchase Agreements. The Funds may enter into repurchase agreements with member banks of the Federal Reserve System, including State Street Bank and Trust Company, the Funds custodian ("State Street" or the "Custodian"), or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. A repurchase agreement is an arrangement pursuant to which a buyer purchases a security and simultaneously agrees to resell it to the vendor at a price that results in an agreed-upon market rate of return which is effective for the period of time (which is normally one to seven days, but may be longer) the buyer's money is invested in the security. The arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. Each Fund requires continued maintenance of collateral with its Custodian in an amount equal to, or in excess of, the market value of the securities, including accrued interest, which are the subject of a repurchase agreement. In the event a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor becomes the subject of bankruptcy proceedings, a Fund might be delayed in selling the collateral. Each Fund's investment adviser will review and continually monitor the creditworthiness of each institution with which a Fund enters into a repurchase agreement to evaluate these risks. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may not enter into repurchase agreements if, as a result, more than 15% of the Fund's net assets would be invested in repurchase agreements maturing in more than seven days and EVERGREEN HIGH GRADE TAX FREE FUND may not so invest more than 10% of its net assets.

Illiquid and Restricted Securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable. In the case of the Fund, securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Fund's investment adviser to be illiquid or not readily marketable and, therefore, are not subject to the aforementioned 15% limit. EVERGREEN HIGH GRADE TAX FREE FUND may invest up to 10% of its net assets in illiquid securities and up to 10% of its net assets in securities subject to restrictions on resale under the Federal securities laws. The liquidity of securities purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by a Fund's investment adviser on an ongoing basis, subject to the oversight of the Trustees as defined below. In the event that such a security is deemed to be no longer liquid, a Fund's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 15% of its net assets invested in illiquid or not readily marketable securities. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Fund's ability to raise cash for redemptions or other purposes.

Other Investment Policies. The Funds may borrow funds and agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed upon date and price (a "reverse repurchase agreement") for temporary or emergency purposes. In the case of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, borrowings may be in amounts up to 10% of the value of the Fund's net assets at the time of such borrowing. EVERGREEN HIGH GRADE TAX FREE FUND may borrow in amounts up to one-third of its net assets. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, U.S. government securities or liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets and will not purchase any securities whenever any borrowings (including reverse repurchase agreements) are outstanding.

       In order to generate income and to offset expenses, the Funds may lend portfolio securities to brokers, dealers and other financial organizations. Each Fund's investment adviser will monitor the creditworthiness of such borrowers. Loans of securities by a Fund, if and when made, may not exceed 30% of the total assets of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, or 15% of the total assets of EVERGREEN HIGH GRADE TAX FREE FUND, and will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. While such securities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest the cash collateral, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities which occurs during the term of the loan would affect a Fund and its investors. A Fund may pay reasonable fees in connection with such loans.

                            MANAGEMENT OF THE FUNDS

INVESTMENT ADVISERS

       The management of each Fund is supervised by the Trustees of the Trust under which each Fund has been established ("Trustees"). Evergreen Asset has been retained by EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND as investment adviser. Evergreen Asset, with its predecessors, has served as investment adviser to certain of the Evergreen Keystone funds since 1971. Evergreen Asset is a wholly-owned subsidiary of FUNB. The address of Evergreen Asset is 2500 Westchester Avenue, Purchase, New York 10577. FUNB is a subsidiary of First Union, the sixth largest bank holding company in the United States. Stephen A. Lieber and Nola Maddox Falcone serve as the chief investment officers of Evergreen Asset and, along with Theodore J. Israel, Jr., were the owners of Evergreen Asset's predecessor and the former general partners of Lieber & Company, which, as described below, provides certain subadvisory services to Evergreen Asset in connection with its duties as investment adviser to the Funds. CMG of FUNB serves as investment adviser to EVERGREEN HIGH GRADE TAX FREE FUND.

       First Union is headquartered in Charlotte, North Carolina, and had $143 billion in consolidated assets as of June 30, 1997. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. The investment advisory affiliates of FUNB manage or otherwise oversee the investment of over $61.9 billion in assets belonging to a wide range of clients, including all of the Evergreen Keystone funds. First Union Brokerage Services, Inc., a wholly-owned subsidiary of FUNB, is a registered broker-dealer that is principally engaged in providing retail brokerage services consistent with its federal banking authorizations. First Union Capital Markets Corp., a wholly-owned subsidiary of First Union, is a registered broker-dealer principally engaged in providing, consistent with its federal banking authorizations, private placement, securities dealing, and underwriting services.

       Evergreen Asset manages investments and supervises the daily business affairs of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND subject to the authority of the Trustees. Under its investment advisory agreement with EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, Evergreen Asset is entitled to receive an annual fee equal to 0.50% of the Fund's average daily net assets. CMG manages investments and supervises the daily business affairs of EVERGREEN HIGH GRADE TAX FREE FUND and, as compensation therefor, is entitled to receive an annual fee equal to 0.50% of average daily net assets of the Fund. The total expense ratios of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and EVERGREEN HIGH GRADE TAX FREE FUND for the fiscal period ended May 31, 1997, are set forth in the section entitled "Financial Highlights".

SUB-ADVISER

       Evergreen Asset has entered into a sub-advisory agreement with Lieber & Company which provide that Lieber & Company's research department and staff will furnish Evergreen Asset with information, investment recommendations, advice and assistance, and will be generally available for consultation on the portfolio of EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND. Lieber & Company will be reimbursed by Evergreen Asset in connection with the rendering of services on the basis of the direct and indirect costs of performing such services. There is no additional charge to EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND for the services provided by

Lieber & Company. The address of Lieber & Company is 2500 Westchester Avenue, Purchase, New York 10577. Lieber & Company is an indirect, wholly-owned, subsidiary of First Union.

PORTFOLIO MANAGERS

       The portfolio manager of EVERGREEN HIGH GRADE TAX FREE FUND is James T. Colby, III. Mr. Colby is a Vice President of CMG and has been associated with Evergreen Asset and its predecessor since 1992. He has served as portfolio manager of the Fund since 1995 and was portfolio manager of Evergreen National Tax Free Fund, whose assets were acquired by the Fund on July 7, 1995, since that fund's inception in 1992. The portfolio manager for EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is Steven C. Shachat. Mr. Shachat has been associated with Evergreen Asset and its predecessor since 1988 and has served as portfolio manager of the Fund since its inception.

ADMINISTRATOR

       Evergreen Keystone Investment Services, Inc. ("EKIS") serves as administrator to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND, subject to the supervision and control of the Trustees of the Trust under which each Fund has been established. EKIS provides facilities, equipment and personnel to EVERGREEN HIGH GRADE TAX FREE FUND and EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND and is entitled to receive a fee based on the aggregate average daily net assets of the mutual funds for which FUNB affiliates serve as investment adviser, calculated in accordance with the following schedule:

                Administration Fee
                ------------------
                0.050% on the first $7 billion
                0.035% on the next $3 billion
                0.030% on the next $5 billion
                0.020% on the next $10 billion
                0.015% on the next $5 billion
                0.010% on assets in excess of $30 billion

SUB-ADMINISTRATOR

       BISYS Fund Services ("BISYS"), an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the Funds' distributor, serves as sub-administrator to the Funds and is entitled to receive a fee from EKIS calculated on the aggregate average daily net assets of all the mutual funds for which EKIS serves as administrator and FUNB affiliates serve as investment adviser. The sub-administrator fee is calculated in accordance with the following schedule:

                Sub-Administration Fee
                ----------------------
                0.0100% on the first $7 billion
                0.0075% on the next $3 billion
                0.0050% on the next $15 billion
                0.0040% on assets in excess of $25 billion

       The total assets of the mutual funds for which FUNB affiliates also serve as investment advisers were approximately $30.5 billion as of June 30, 1997.

                       PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

       Eligible investors may purchase Fund shares at net asset value by mail or wire as described below. The Funds impose no sales charges on Class Y shares. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates.

       You may purchase shares of each Fund through broker-dealers, banks or other financial intermediaries or directly through EKD. In addition, you may purchase shares of a Fund by mailing to each Fund, c/o Evergreen Keystone Service Company ("EKSC"), P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account Application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").

       There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. Share certificates are not issued. See the Application for more information.

How the Funds Value Their Shares. The net asset value of each Class of shares of a Fund is calculated by dividing the value of the amount of the Fund's net assets attributable to that Class by the number of outstanding shares of that Class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. Eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of each Trust under which each Fund operates believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment adviser incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse the Fund or the Fund's investment adviser for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen Keystone funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least thirty days.

HOW TO REDEEM SHARES

       You may redeem Fund shares for cash at their net redemption value on any day the Exchange is open, either by writing to each Fund, c/o EKSC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (Eastern time).

Redeeming Shares Directly by Mail or Telephone. Send a signed letter of instruction or stock power form to the Fund, c/o EKSC, the registrar, transfer agent and dividend-disbursing agent for each Fund. Stock power forms are available from your financial intermediary, EKSC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and EKSC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Securities Exchange Act of 1934 and EKSC's policies.

       Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this Prospectus between the hours of 8:00 a.m. and 5:30 p.m. (Eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or EKSC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the Application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (i) be mailed by check to the shareholder at the address in which the account is registered or (ii) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

       In order to insure that instructions received by EKSC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this Prospectus, except redemption by mail, and to impose fees.

       Except as otherwise noted, the Funds, EKSC and EKD will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Keystone Express Line, or by telephone. EKSC will employ reasonable procedures to confirm that instructions received over the Evergreen Keystone Express Line or by telephone are genuine. The Trusts, EKSC and EKD will not be liable when following instructions received over the Evergreen Keystone Express Line or by telephone that EKSC reasonably believes are genuine.

Evergreen Keystone Express Line. The Evergreen Keystone Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Keystone Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the Securities and Exchange Commission ("SEC") so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for thirty days. Shareholders will receive sixty days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of a Fund's total net assets, during any ninety day period for any one shareholder.

EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for shares of the same Class in the other Evergreen Keystone funds by telephone or mail as described below. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen Keystone fund, is subject to the minimum investment and suitability requirements of each fund.

       Each of the Evergreen Keystone funds has different investment objectives and policies. For complete information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange is treated for Federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Each Fund imposes a fee of $5 per exchange on shareholders who exchange in excess of four times per calendar year. This exchange privilege may be modified or discontinued at any time by the Fund upon sixty days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. A Fund must receive exchange instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to a Fund and may charge you for this service.

Exchanges By Telephone And Mail. Exchange requests received by a Fund after 4:00 p.m. (Eastern time) will be processed using the net asset value determined at the close of the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach EKSC by telephone. If you wish to use the telephone exchange service you should indicate this on the Application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or EKSC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares"; however, no signature guarantee is required.

SHAREHOLDER SERVICES

       The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of the Funds, or the toll-free number on the front page of this Prospectus. Some services are described in more detail in the Application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may invest not less than $100 or more than $10,000 per investment into an existing account. Telephone investment requests received by 4:00 p.m. (Eastern time), will be credited to a shareholder's account the day the request is received. Shares purchased under the Funds Systematic Investment Plan or Telephone Investment Plan may not be redeemed for ten days from the date of investment.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan by filling out the appropriate part of the Application. Under this plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75 or a maximum of 1.0% per month or 3.0% per quarter of the total net asset value of your account when the Plan was established. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Excessive withdrawals may decrease or deplete the value of your account.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen Keystone fund. This results in more shares being purchased when the selected Fund's net asset value is relatively low and fewer shares being purchased when the Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

       Prior to participating in dollar cost averaging, you must establish an account in an Evergreen Keystone fund. You should designate on the Application
(i) the dollar amount of each monthly or quarterly investment you wish to make and (ii) the Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen Keystone fund shares you own automatically invested to purchase the same class of shares of any other Evergreen Keystone fund. You may select this service on your Application and indicate the Evergreen Keystone fund(s) into which distributions are to be invested.

Tax Deferred Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans (TSAs); 401(k) Plans; Keogh Plans; Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to EKSC.

EFFECT OF BANKING LAWS

       The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment adviser, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of their customer. Evergreen Asset, since it is a subsidiary of FUNB, and CMG are subject to and in compliance with the aforementioned laws and regulations.

       Changes to applicable laws and regulations or future judicial or administrative decisions could result in CMG or Evergreen Asset being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of a Fund by its customers. If CMG or Evergreen Asset were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment adviser. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

                               OTHER INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

       Income dividends are declared daily and paid monthly. Distributions of any net realized gains of a Fund will be made at least annually. Shareholders will begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Each Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code (the "Code"). While so qualified, so long as each Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that the Funds will not be required to pay any Federal income taxes. A 4% nondeductible excise tax will be imposed on a Fund if it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

       The Funds will designate and pay exempt-interest dividends derived from interest earned on qualifying tax-exempt obligations. Such exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for Federal income tax purposes, however (1) all or a portion of such exempt-interest dividends may be a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes to the extent that they are derived from certain types of private activity bonds issued after August 7, 1986, and (2) all exempt-interest dividends will be a component of the "adjusted current earnings" for purposes of the Federal corporate alternative minimum tax.

       Dividends paid from taxable income, if any, and distributions of any net realized short-term capital gains (whether from tax exempt or taxable obligations) are taxable as ordinary income and long-term capital gain distributions are taxable as long-term capital gains, even though received in additional shares of the Fund, and regardless of the investors holding period relating to the shares with respect to which such gains are distributed. Market discount recognized on taxable and tax-exempt bonds is taxable as ordinary income, not as excludable income. Under current law, the highest Federal income tax rate applicable to net long-term gains realized by individuals is 20% for most assets held more than 18 months. The rate applicable to corporations is 35%.

       Since each Fund's gross income is ordinarily expected to be tax exempt interest income, it is not expected that the 70% dividends-received deduction for corporations will be applicable. Specific questions should be addressed to the investor's own tax adviser.

       Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions (if any) and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, each investor must certify on the Share Purchase Application, or on a separate form supplied by State Street, that the investor's social security or taxpayer identification number is correct and that the investor is not currently subject to backup withholding or is exempt from backup withholding.

       Statements describing the tax status of shareholders' dividends and distributions will be mailed annually by the Funds. These statements will set forth the amount of income exempt from Federal and, if applicable, state taxation (including California), and the amount, if any, subject to Federal and state taxation. Moreover, to the extent necessary, these statements will indicate the amount of exempt-interest dividends which are a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The exemption of interest income for Federal income tax purposes does not necessarily result in exemption under the income or other tax law of any state or local taxing authority. Investors should consult their own tax advisers about the status of distributions from the Funds in their states and localities. Each Fund notifies shareholders annually as to the interest exempt from Federal taxes earned by the Fund.

       A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

GENERAL INFORMATION

Portfolio Transactions. Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Organization. EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND is a separate investment series of The Evergreen Municipal Trust, a Massachusetts business trust organized in 1988. EVERGREEN HIGH GRADE TAX FREE FUND is a separate investment series of Evergreen Investment Trust (formerly First Union Funds) a Massachusetts business trust organized in 1984. The Funds do not intend to hold annual shareholder meetings; shareholder meetings will be held only when required by applicable law. Shareholders have available certain procedures for the removal of Trustees.

       A shareholder in each Class of a Fund will be entitled to his or her share of all dividends and distributions from a Fund's assets, based upon the relative value of such shares to those of other Classes of the Fund, and, upon redeeming shares, will receive the then current net asset value of the Class of shares of the Fund represented by the redeemed shares less any applicable contingent deferred sales charge. Each Trust named above is empowered to establish, without shareholder approval, additional investment series, which may have different investment objectives, and additional Classes of shares for any existing or future series. If an additional series or Class were established in a Fund, each share of the series or Class would normally be entitled to one vote for all purposes. Generally, shares of each series and Class would vote together as a single Class on matters, such as the election of Trustees, that affect each series and Class in substantially the same manner. Class A, Class B and Class Y shares have identical voting, dividend, liquidation and other rights, except that each Class bears, to the extent applicable, its own distribution, shareholder service and transfer agency expenses as well as any other expenses applicable only to a specific Class. Each Class of shares votes separately with respect to Rule 12b-1 distribution plans and other matters for which separate Class voting is appropriate under applicable law. Shares are entitled to dividends as determined by the Trustees and, in liquidation of a Fund, are entitled to receive the net assets of the Fund.

Custodian. State Street, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

Registrar, Transfer Agent and Dividend-Disbursing Agent. EKSC, P.O. Box 2121, Boston, Massachusetts 02106-2121 serves as each Fund's transfer and dividend-disbursing agent.

Principal Underwriter. EKD, an affiliate of BISYS, 125 W. 55th Street, New York, New York 10019, is the principal underwriter of the Funds. BISYS also acts as sub-administrator to the Funds, including providing personnel to serve as officers of the Funds.

Other Classes of Shares. Each Fund currently offers three classes of shares, Class A, Class B and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this Prospectus and are only available to (i) persons who at or prior to December 31, 1994, owned shares in a mutual fund advised by Evergreen Asset, (ii) certain institutional investors and (iii) investment advisory clients of FUNB affiliates. The dividends payable with respect to Class A and Class B shares will be less than those payable with respect to Class Y shares due to the distribution and distribution related expenses borne by Class A and Class B shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. A Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on SEC formulas and are not intended to indicate future performance.

       Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the income reported in a Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on a Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

       A Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. A tax-equivalent yield is calculated by dividing a Fund's tax-exempt yield by the result of one minus a stated Federal tax rate. If only a portion of a Fund's income was tax-exempt, only that portion is adjusted in the calculation.

       Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all a Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

       Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar and other industry publications. The Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

       In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen mutual funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EKD may also reprint, and use as advertising and sales literature, articles from EVERGREEN KEYSTONE EVENTS, a quarterly magazine provided to Evergreen Keystone shareholders.

Liability Under Massachusetts Law. Under Massachusetts law, trustees and shareholders of a business trust may, in certain circumstances, be held personally liable for its obligations. The Declarations of Trust under which each Fund operates provide that no Trustee or shareholder will be personally liable for the obligations of the Trust and that every written contract made by the Trust contain a provision to that effect. If any Trustee or shareholder were required to pay any liability of the Trust, that person would be entitled to reimbursement from the general assets of the Trust.

Additional Information. This Prospectus and the Statement of Additional Information, which have been incorporated by reference herein, do not contain all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Act. Copies of the Registration Statements may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

  INVESTMENT ADVISER
  Evergreen Asset Management Corp., 2500 Westchester Avenue,
  Purchase, New York 10577
  EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND
  Capital Management Group of First Union National Bank,
  201 South College Street, Charlotte, North Carolina 28288
      EVERGREEN HIGH GRADE TAX FREE FUND

  CUSTODIAN
  State Street Bank and Trust Company, Box 9021, Boston,
  Massachusetts 02205-9827

  TRANSFER AGENT
  Evergreen Keystone Service Company, P.O. Box 2121, Boston,
  Massachusetts 02106-2121

  LEGAL COUNSEL
  Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W.,
  Washington, D.C. 20036

  INDEPENDENT AUDITORS
  Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036
      EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND,
      EVERGREEN HIGH GRADE TAX FREE FUND

  DISTRIBUTOR
  Evergreen Keystone Distributor, Inc., 125 W. 55th Street,
  New York, New York 10019

                           EVERGREEN MUNICIPAL TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                September 3, 1997

                 THE EVERGREEN KEYSTONE NATIONAL TAX FREE FUNDS

                200 Berkeley Street, Boston, Massachusetts 02116

                                  800-343-2898

Evergreen High Grade Tax Free Fund ("High Grade")
Evergreen Short-Intermediate Municipal Fund ("Short-Intermediate") Keystone Tax Free Income Fund ("Tax Free Income")

     This Statement of Additional Information pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Prospectus dated September 3, 1997, as supplemented from time to time for the Fund in which you are making or contemplating an investment. The Evergreen Keystone National Tax Free Funds are offered through two separate prospectuses: one offering Class A shares and Class B shares of High Grade and Short-Intermediate and Class A shares, Class B shares and Class C shares of Tax Free Income, and a separate prospectus offering Class Y shares of High Grade and Short-Intermediate. Copies of each Prospectus may be obtained without charge by calling the number listed above.


                                 TABLE OF CONTENTS

Investment Objectives and Policies.........................................2
Investment Restrictions...................................................11
Non-fundamental Operating Policies........................................16
Management................................................................17
Investment Advisers.......................................................22
Distribution Plans........................................................25
Allocation of Brokerage ..................................................27
Additional Tax Information................................................28
Net Asset Value...........................................................30
Purchase of Shares........................................................31
General Information about the Funds ......................................39
Performance Information...................................................41
General...................................................................44
Financial Statements......................................................45
Appendix "A".............................................................A-1



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                                                             1

                       INVESTMENT OBJECTIVES AND POLICIES
           (See also "Description of the Funds - Investment Objectives and Policies" in each Fund's Prospectus)

         The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth under "Description of the Funds - Investment Objectives and Policies" in the relevant Prospectus. The investment objective of Tax Free Income Fund is fundamental and cannot be changed without the approval of shareholders. The following expands the discussion in the Prospectus regarding certain investments of each Fund.

Additional Information Regarding Investments that each Fund May Make

Participation Interests (All Funds)

     Participation interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows a Fund to treat the income from the investments as exempt from federal and state tax. The financial institutions from which a Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give a Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

Variable Rate Municipal Securities (All Funds)

     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.

     Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rates demand instruments require payment of principal obligations by the issuer of the participation interests or a guarantor of either issuer. All variable rate municipal securities will meet the quality standards for a Fund. Each Fund's investment adviser has been instructed by the Board of Trustees (the "Trustees") to monitor the pricing, quality, and liquidity of the variable rate municipal securities, including participation interests held by a Fund, on the basis of published financial information and reports of the rating agencies and other analytical services.

Municipal Leases (All Funds)

     When determining whether municipal leases purchased by a Fund will be classified as a liquid or illiquid security, the Trustees have directed each Fund's investment adviser to consider certain factors, such as: the frequency of trades and quotes for the security; the volatility of quotations and trade prices for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers; dealer undertakings to make a market in the security; the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of

                                                           21328
                                                             2
the security, the method of soliciting offers, and the mechanics of transfer); the rating of the security and the financial condition and prospects of the issuer of the security; whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and such other factors as may be relevant to the Fund's ability to dispose of the security.

When-Issued and Delayed Delivery Transactions (All Funds)

         These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. Short-Intermediate does not expect its commitments to purchase when-issued securities will normally exceed 25% of their total assets and High Grade does not expect that such commitments will exceed 20% of its total assets.

Futures and Options Transactions (Tax Free Income)

     The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on portfolio securities.

Purchasing Put Options on Financial Futures Contracts (Tax Free Income)

     Tax Free Income may purchase listed put and call options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

    The Fund may purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

     Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.


                                                           21328
                                                             3

Writing Call Options on Financial Futures Contracts (Tax Free Income)

     In addition to purchasing put options on futures, Tax Free Income may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option, if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

         In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

         Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of a Fund will then offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts (Tax Free Income)

         Tax Free Income may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.

         As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in the market interest rates.

         Prior to the expiration of the put option or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts (Tax Free Income)

         An additional way in which Tax Free Income may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below

                                                           21328
                                                             4
market price.

         Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

Limitation on Open Futures Positions (Tax Free Income)

         Tax Free Income will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions (Tax Free Income)

         Unlike the purchase or sale of a security, Tax Free Income does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Purchasing and Writing Put and Call Options on Portfolio Securities
 (Tax Free Income)

     The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.

    The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the writers or buyers of the options since

                                                           21328
                                                             5
options on the portfolio securities held by the Fund are to be traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Fund's investment adviser.

     Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange traded options have a continuous liquid market while over-the-counter options may not.

Repurchase Agreements (All Funds)

         Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. A Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund may only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements (All Funds)

     A Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Lending of Portfolio Securities (All Funds)

         The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are

                                                           21328
                                                             6
on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

Restricted Securities (All Funds)

         With the  exceptions  noted  below,  a Fund may  invest  in  restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objectives and policies but which are subject to restrictions on resale under federal securities laws. Short-Intermediate will not invest more than 15% and for High Grade and Tax Free Income, 10%, of the value of their net assets in restricted securities; however, certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule 144A. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:

          (i)  the frequency of trades and quotes for the security;

         (ii) the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     (iii)  dealer undertakings to make a market in the security; and

      (iv)  the nature of the security and the nature of the marketplace trades.

Municipal Bond Insurance (High Grade)

         The Fund may purchase two types of municipal bond insurance policies ("Policies") issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold by the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

         The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity, even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such

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



municipal securities were sold without insurance. Payments received from municipal bond insurers may not be tax-exempt income to shareholders of the Fund.

         Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.10% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

         The Fund may purchase Policies from Municipal Bond Investors Assurance Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), Financial Guaranty Insurance Company ("FGIC"), each as described under "Municipal Bond Insurers", or any other municipal bond insurer which is rated at least Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Ratings Group ("S&P"). Each Policy guarantees the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred.

         MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Fund's investment adviser will reserve the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

         Additionally, the Fund's investment adviser reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC, if such carriers are rated Aaa by Moody's or AAA by S&P.

         Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond holders or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if

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



any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A when-issued municipal security will be covered under the Policies upon the settlement date of the original issue of such when-issued municipal securities. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies and these guidelines will reduce the yield to shareholders of the Fund.

         If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since issuer-obtained insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinary will be the difference between the market value of the defaulted security and the market value of similar securities of minimum high grade (i.e., rated A by Moody's or S&P) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Municipal Bond Insurers

         Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated at least Aaa by Moody's or AAA by S&P.

Municipal Bond Investors Assurance Corp.

         Municipal Bond Investors Assurance Corp. is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by AEtna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc. are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York, 10504, and its telephone number is
(914) 273-4345. S&P has rated the claims-paying ability of MBIA AAA.

AMBAC Indemnity Corporation

         AMBAC Indemnity Corporation is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York, 10004, and its telephone number is (212) 668-0340. S&P has rated the claims-paying ability of AMBAC AAA.

                                                           21328
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





Financial Guaranty Insurance Company

         Financial Guaranty Insurance Company is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York, 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty AAA.

Municipal Bonds (All Funds)

         The two principal classifications of municipal bonds are "general obligation" bonds and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its full faith, credit and unlimited taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or projects or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. The yields of municipal bonds depend on, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligations and rating of the issue.

         Since the Funds may invest in industrial development bonds, the Funds may not be appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or for investors who are "related persons". Generally, an individual will not be a "related person" under the Internal Revenue Code of 1986 (the "Code") unless such investor or his immediate family (spouse, brothers, sisters and lineal descendants) own directly or indirectly in the aggregate more than 50 percent of the value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from proceeds of "industrial development bonds". A "substantial user" of such facilities is defined generally as a "non-exempt person who regularly uses a part of a facility" financed from the proceeds of industrial development bonds.

         As set forth in the Prospectus, the Code establishes new unified volume caps for most "private purpose" municipal bonds (such as industrial development bonds and obligations to finance low-interest mortgages on owner-occupied housing and student loans). The unified volume cap is not expected to affect adversely the availability of municipal bonds for investment by the Funds; however, it is possible that proposals will be introduced before Congress to further restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. Any such proposals, if enacted, could adversely affect the availability of municipal bonds for investment by the Funds and the value of each Fund's portfolio might be affected. In that event, each Fund might reevaluate its investment policies and restrictions and consider recommending to its shareholders changes in both.

                                         21328
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



                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Except as noted, the investment restrictions set forth below are fundamental and may not be changed with respect to each Fund without the affirmative vote of a majority of the outstanding voting securities of the Fund. Where an asterisk (*) appears after a Fund's name, the relevant policy is non-fundamental with respect to that Fund and may be changed by the Fund's investment adviser without shareholder approval, subject to review and approval by the Trustees. As used in this Statement of Additional Information and in the Prospectus, "a majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of beneficial interest of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

1.    Concentration of Assets in Any One Issuer

         Neither Short-Intermediate nor Tax Free Income Fund may invest more than 5% of its total assets, at the time of the investment in question, in the securities of any one issuer other than the U.S. government and its agencies or instrumentalities, except that up to 25% of the value of each Fund's total assets may be invested without regard to such 5% limitation. For this purpose each political subdivision, agency, or instrumentality and each multi-state agency of which a state is a member, and each public authority which issues industrial development bonds on behalf of a private entity, will be regarded as a separate issuer for determining the diversification of each Fund's portfolio.

         With respect to 75% of the value of its total assets, High Grade will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

         Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

   Industrial development bonds, backed only by the assets and revenues of a nongovernmental issuer, are considered to be issued solely by that issuer. If, in the case of an industrial development bond or governmental-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer, subject to limited exclusions allowed by the Investment Company Act of 1940.

2.    Ten Percent Limitation on Securities of Any One Issuer

         Short-Intermediate may not purchase more than 10% of any class of voting securities of any one issuer other than the U.S. government and its agencies or instrumentalities.


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




3.    Investment for Purposes of Control or Management

         Short-Intermediate may not invest in companies for the purpose of exercising control or management.

4.    Purchase of Securities on Margin

         High Grade, Short-Intermediate or Tax Free Income Fund may not purchase securities on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of transactions. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

5.       Unseasoned Issuers

         High Grade* will not invest more than 5% of its total assets in industrial development bonds and other municipal securities where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.

         Short-Intermediate may not invest more than 5% of its total assets in taxable securities of unseasoned issuers that have been in continuous operation for less than three years, including operating periods of their predecessors, except that no such limitation shall apply to the extent that (i) the Fund may invest in obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities, and (ii) the Fund may invest in municipal securities.

         Tax Free Income may not invest more than 5% of its total assets in securities of any company having a record, together with its predecessors, of less that three years of continuous operation.

6.       Underwriting

         High Grade, Short-Intermediate or Tax Free Income may not engage in the business of underwriting the securities of other issuers, provided that the purchase of municipal securities or other permitted investments, directly from the issuer thereof (or from an underwriter for an issuer) and the later disposition of such securities in accordance with a Fund's investment program shall not be deemed to be an underwriting.

7.       Interests in Oil, Gas or Other Mineral Exploration or Development
         Programs

         Short-Intermediate may not purchase, sell or invest in interests in oil, gas or other mineral exploration or development programs.

         High Grade will not purchase interests in or sell oil, gas or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

8.       Concentration in Any One Industry

         Short-Intermediate may not invest 25% or more of its total assets in the securities of issuers conducting their principal business activities in any one industry; provided, that this limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and to municipal

                                                           21328
                                                            12
securities.

         High Grade will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

         Tax Free Income may not purchase any security (other than U.S. government securities) of any issuer if as a result more than 25% of its total assets would be invested in a single industry, including industrial development bonds from the same facility or similar types of facilities; governmental issuers of municipal bonds are not regarded as members of an industry and the Fund may invest more than 25% of its assets in industrial bonds.

9.       Warrants

         Short-Intermediate may not invest more than 5% of its total net assets in warrants, and, of this amount, no more than 2% of each Fund's total net assets may be invested in warrants that are listed on neither the New York nor the American Stock Exchange.

10.      Ownership by Trustees/Officers

         High Grade* and Short-Intermediate may not purchase or retain the securities of any issuer if (i) one or more officers or Trustees of a Fund or its investment adviser individually owns or would own, directly or beneficially, more than 1/2 of 1% of the securities of such issuer, and (ii) in the aggregate, such persons own or would own, directly or beneficially, more than 5% of such securities.

11.      Short Sales

         High Grade and Tax Free Income will not make short sales of securities or maintain a short position, unless at all times when a short position is open a Fund owns an equal amount of such securities or of securities which, without payment of any further consideration are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The use of short sales will allow the Funds to retain certain bonds in their portfolios longer than it would without such sales. To the extent that a Fund receives the current income produced by such bonds for a longer period than it might otherwise, a Fund's investment objective is furthered.

         Short-Intermediate will not sell any securities short or maintain a short position.

12.      Lending of Funds and Securities

         Short-Intermediate may not lend its funds to other persons, provided that each Fund may purchase issues of debt securities, acquire privately negotiated loans made to municipal borrowers and enter into repurchase agreements.

         Short-Intermediate may not lend its portfolio securities, unless the borrower is

                                                           21328
                                                            13
a broker, dealer or financial institution that pledges and maintains collateral with the Fund consisting of cash or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the current market value of the loaned securities, including accrued interest, provided that the aggregate amount of such loans shall not exceed 30% of the Fund's total assets.

         High Grade will not lend any of its assets except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes in accordance with its investment objective, policies and limitations and it may lend portfolio securities valued at not more than 15% of its total assets to broker-dealers.

         Tax Free Income may not make loans, except that the Fund may purchase or hold debt securities consistent with its investment objective, lend portfolio securities valued at not more thatn 15% of its total assets to broker-dealers and enter repurchase agreements.

13.      Commodities

         Short-Intermediate may not purchase, sell or invest in commodities, commodity contracts or financial futures contracts.

         Tax Free Income may not purchase or sell commodities or commodity contracts except that it may engage in currency or other financial futures contracts and related options transactions.

14.      Real Estate

         High Grade will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         Tax Free Income may not purchase or sell real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate.

         Short-Intermediate may not purchase, sell or invest in real estate or interests in real estate, except that each Fund may purchase municipal securities and other debt securities secured by real estate or interests therein.

15.      Borrowing, Senior Securities, Reverse Repurchase Agreements

         Short-Intermediate may not borrow money, issue senior securities or enter into reverse repurchase agreements, except for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund's net assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of such borrowing, provided that the Fund will not purchase any securities at any time when borrowings, including reverse repurchase agreements, are outstanding. The Fund will not enter into reverse repurchase agreements exceeding 5% of the value of its total assets.

         High Grade will not issue senior securities, except the Fund may borrow money directly or through reverse repurchase agreement as a temporary measure for

                                                           21328
                                                            14
extraordinary or emergency purposes in an amount up to one-third of the value of its net assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments; and except to the extent the Fund will enter into futures contracts. Any such borrowings need not be collateralized. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage purposes. High Grade will not mortgage, pledge or hypothecate any assets except to secure permitted borrowings. In those cases, High Grade may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options and segregation or collateral arrangements made in connection with options activities and the purchase of securities on a when-issued basis are not deemed to be a pledge.

         Tax Free Income will not issue senior securities; the purchase or sale of securities on a "when-issued" basis or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets.

         Tax Free Income will not borrow money or enter into reverse repurchase agreements, except that the Fund may enter into reverse repurchase agreements or borrow money from banks for temporary or emergency purposes in aggregated amounts up to one-third of the value of the Fund's net assets; provided that while borrowings from banks (not including reverse repurchase agreements) exceed 5% of the Fund's net assets, any such borrowings will be repaid before additional investments are made.

         Tax Free Income will not pledge more than 15% of its net asets to secure indebtedness; the purchase or sale of securities on a "when issued" basis, or collateral arrangement with respect to the writing of options on securities, are not deemed to be a pledge of assets.

16.      Options

         Short-Intermediate may not write, purchase or sell put or call options, or combinations thereof, except the Fund may purchase securities with rights to put securities to the seller in accordance with its investment program.

17.      Investing in Securities of Other Investment Companies

         High Grade will purchase securities of investment companies only in open-market transactions involving customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and therefore any investment by the Fund in shares of another investment company would be subject to such duplicate expenses.

         Short-Intermediate* may not purchase the securities of other investment companies, except to the extent such purchases are not prohibited by applicable law.

         Tax Free Income may not purchase securities of other investment companies, except as part of a merger, consolidation, purchase of assets or similar transaction.

18.      Restricted Securities

         High Grade will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Federal securities laws.

                                                           21328
                                                            15

         Tax Free Income will not invest more than 10% of its total assets in securities with legal or contractual restrictions on resale or in securities for which market quotations are not readily available, or in repurchase agreements maturing in more than seven days.

19.      Investment in Municipal Securities

         Short-Intermediate may not invest more than 20% of its total assets in securities other than municipal securities, (as described under "Description of the Funds Investment Objectives and Policies" in the Fund's Prospectus), unless extraordinary circumstances dictate a more defensive posture.

                       NON-FUNDAMENTAL OPERATING POLICIES

         Certain  Funds  have  adopted  additional   non-fundamental   operating
policies. Operating policies may be changed by the Board of Trustees without a shareholder vote.

1.       Securities Issued by Government Units; Industrial Development Bonds

         Short-Intermediate has determined not to invest more than 25% of its total assets (i) in securities issued by governmental units located in any one state, territory or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the U.S. government) or (ii) industrial development bonds not backed by bank letters of credit.

         Tax Free Income does not presently intend to invest more than 25% of its total assets in (1) municipal bonds of a single state and its subdivisions, agencies and instrumentalities; of a single territory or possession of the U.S. and its subdivisions, agencies or instrumentalities; or of the District of Columbia and any subdivision, agency or instrumentality thereof; or (2) municipal bonds, the payment of which depends on revenues derived from a single facility or similar types of facilities. Since certain municipal bonds may be related in such a way that an economic, business or political development or change affecting one such security could likewise affect the other securities, a change in this policy could result in increased investment risk, but no change is presently contemplated. The Fund may invest more than 25% of its total assets in industrial development bonds.

         High Grade does not intend to invest more than 25% of the value of its assets in any issuer in a single state.

2.       Illiquid Securities

         Short-Intermediate may not invest more than 15% and High Grade not more than 10% of their net assets in illiquid securities and other securities which are not readily marketable, including repurchase agreements which have a maturity of longer than seven days, but excluding certain securities and municipal leases determined by the Trustees to be liquid.

         Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

         For purposes of their policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or

                                                           21328
                                                            16
savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items".

                                   MANAGEMENT

         The Evergreen Keystone funds consist of seventy-three mutual funds. Each mutual fund is, or is a series of, a registered, open-end management company.

         Trustees and executive officers of each mutual fund, their ages, and their principal occupations during the last five years are shown below. Except as set forth below, the address of each of the Trustees is 200 Berkeley Street, Boston, Massachusetts 02116.

FREDERICK AMLING (69). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

LAURENCE B. ASHKIN (68), 180 East Pearson Street, Chicago, IL. Trustee of the Trusts; Trustee or Director of all Evergreen Keystone funds other than Evergreen Investment Trust and Evergreen Variable Trust; real estate developer and construction consultant; and President of Centrum Equities and Centrum Properties, Inc.

CHARLES A. AUSTIN III (61). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

FOSTER BAM (70), Greenwich Plaza, Greenwich, CT. Trustee of the Trusts; Trustee or Director of all other Evergreen Keystone funds other than Evergreen Investment Trust and Evergreen Variable Trust; Partner in the law firm of
Cummings & Lockwood; Director, Symmetrix, Inc. (sulphur company) and Pet Practice, Inc. (veterinary services); and former Director, Chartwell Group Ltd. (manufacturer of office furnishings and accessories), Waste Disposal Equipment Acquisition Corporation and Rehabilitation Corporation of America (rehabilitation hospitals).

*GEORGE S. BISSELL(67). Chairman of the Board and Chief Executive Officer and Trustee of Tax Free Income and 23 other Evergreen Keystone funds; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone Advisers, Inc.; and former Chairman of the Board, Director and Chief Executive Officer of Keystone Investments, Inc.

EDWIN D. CAMPBELL (69). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Principal, Padanaram Associates, Inc.; and former Executive Director, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN (67). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; and former Director, Peoples Bank (Charlotte,
NC).

K. DUN GIFFORD (57). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Offi cer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consulting); and former Director, Keystone Investments, Inc. and Keystone Investment Management Company.

JAMES S. HOWELL (72), 4124 Crossgate Road, Charlotte, NC. Trustee; Chairman of 11 Evergreen Keystone funds and Trustee or Director of all Evergreen Keystone funds; former Chairman of the Distribution Foundation for the Carolinas; and former Vice President of Lance Inc. (food manufacturing).

LEROY KEITH, JR. (57), 4124 Crossgate Road, Charlotte, NC. Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR. (69). Trustee of Tax Free Income; Trustee or Director and Member of the Board of Advisers of all other Evergreen Keystone funds; Chairman and Of Counsel, Keyser, Crowley & Meub, P.C.; Member, Governor's (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Proctor Bank and Green Mountain Bank.

GERALD M. MCDONNELL (57), 821 Regency Drive, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; and Sales Representative with Nucor-Yamoto, Inc. (steel producer) since 1988.

THOMAS L. MCVERRY (58), 4419 Parkview Drive, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; former Vice President and Director of Rexham Corporation; and former Director of Carolina Cooperative Federal Credit Union.

*WILLIAM WALT PETTIT (41), Holcomb and Pettit, P.A., 227 West Trade St., Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds with the exception of Evergreen Variable Trust; and Partner in the law firm of Holcomb and Pettit, P.A.

DAVID M. RICHARDSON (55). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J&M Cumming Paper Co.

RUSSELL A. SALTON, III M.D. (49), 205 Regency Executive Park, Charlotte, NC. Trustee; Trustee or Director of all other Evergreen Keystone funds; Medical Director, U.S. Health Care/Aetna Health Services; and former Managed Health Care Consultant; former President, Primary Physician Care.

MICHAEL S.  SCOFIELD  (53),  212 S. Tryon  Street,  Suite  980,  Charlotte,  NC.
Trustee; Trustee or Director of all other Evergreen Keystone funds; and Attorney, Law Offices of Michael S. Scofield.

RICHARD J. SHIMA (57). Trustee of Tax Free Income; Trustee or Director or Member of the

21369
                                                            17

Board Advisers of all other Evergreen Keystone funds; Chairman, Environmental Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS (57). Trustee of Tax Free Income; Trustee or Director of 23 other Evergreen Keystone funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's Univer sity School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

ROBERT J. JEFFRIES (74), 2118 New Bedford Drive, Sun City Center, FL. Trustee Emeritus of 11 Evergreen Keystone funds and Corporate Consultant since 1967.

JOHN J. PILEGGI (37) President and Treasurer of the Trusts; President and Treasurer of all other Evergreen Keystone funds; Senior Managing Director, Furman Selz LLC since 1992; Managing Director from 1984 to 1992; Consultant to BISYS Fund Services since 1996; 230 Park Avenue, Suite 910, New York, NY.

GEORGE O. MARTINEZ (37) Secretary of the Trusts; Secretary of all other Evergreen Keystone funds; Senior Vice President and Director of Administration and Regulatory Services, BISYS Fund Services; Vice President/Assistant General Counsel, Alliance Capital Management from 1988 to 1995; 3435 Stelzer Road, Columbus, Ohio.

* This Trustee may be considered an "interested person" of the Funds within the meaning of the 1940 Act.

         For the fiscal year ended May 31, 1997, Trustees of the Funds received $32,166, $159,659 and $9,830 in retainers and fees from Evergreen Municipal Trust, Evergreen Investment Trust and Tax Free Income. For the year ending May 31, 1997, fees paid to Independent Trustees on a fund complex wide basis were approximately $964,000.

         The officers of the Trusts are all officers and/or employees of The BISYS Group, Inc. ("BISYS"), except for Mr. Pileggi, who is a consultant to BISYS. BISYS is an affiliate of Evergreen Keystone Distributor, Inc. ("EKD"), the distributor of each Class of shares of each Fund.

         No officer or Trustee of the Trusts owned more than 1.0% of Class A, Class B or Class C or Class Y shares of any Fund as of August 31, 1997.

         Set forth below for each of the Trustees receiving in excess of $60,000 for the fiscal period of June 1, 1996 through May 31, 1997 is the aggregate compensation paid to such Trustee by the Evergreen Keystone funds:

21369
                                                            18

                               Total Compensation
                                From Fund Complex
NAME                                                 PAID TO TRUSTEE

James S. Howell                                      $76,875
Gerald M. McDonnell                                   65,550
Thomas L. McVerry                                     71,375
William Walt Pettit                                   69,375
Russell A Salton, III M.D.                            71,325
Michael S. Scofield                                   71,325


   Set forth below is information with respect to each person, who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of each Fund's total outstanding shares and their aggregate ownership of the Fund's total outstanding shares as of August 31, 1997.


                                                     Name of               No. of         % of
Name and Address                                     Fund/Class            Shares         Class
----------------                                     ----------            ------         ----------
First Union National Bank                            High Grade/Y          504,862        23.59%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street
Charlotte, NC 28288-0002

Foster & Foster                                      High Grade/Y          405,595        16.95%
PO Box 1669
Greenwich, CT 06836-1669

FUBS & Co. FEBO                                      Short-Intermediate/A  104,560        16.93%
Haywood D. Cochrane Ljr.
21 Castlewood Court
Nashville, TN 37215-4617

FUBS & Co. FEBO                                      Short-Intermediate/A   93,702        12.37%
Stephen Nash and
Linda N. Nash
10006 Stonemill Road
Richmond, VA 23233-2800

FUBS & Co. FEBO                                      Short-Intermediate/A   76,391        12.37%
Manuel Garcia and
Adeline Garcia
4933 New Providence
Tampa, FL 33269-4814

FUBS & Co. FEBO                                      Short-Intermediate/A   39.115         6.33%
Anthony M. Truscello Sr and
Carolyn A. Truscello
878 Taylor Dr.
Folcroft, PA 19032-1523

21369
                                                            19




FUBS & Co. FEBO                                      Short-Intermediate/A    37,789        6.12%
First Union Nat'l Bank-PA FBO
Anthony Dambro Loan Acct.
Attn: Augusto Bonnani PA 1322
123 Broad St.
Philadelphia, PA 19109-1029

FUBS & Co. FEBO                                      Short-Intermediate/B    50,343        7.97%
Carl R. Nodine and
Linda F. Nodine
PO Box 210086
Nashville, TN 37221-0086

FUBS & Co. FEBO                                      Short-Intermediate/B    38,129        6.03%
Mark E. Smith
Melissa A. Smith Jt Ten
397 Yadkin Valley Road
Advance, NC 27006-8702

FUBS & Co FEBO                                       Short-Intermediate/B    32,757        5.18%
Shirley L. Roberts
2770 S. Garden Dr.
210 Bldg. 21
Lake Worth, FL 33461-6280

First Union National Bank/EB/INT                     Short-Intermediate/Y    779,296      17.16%
Cash Accuont
Attn Trust Opoerations Fund Group
401 S. Tryon St., 3rd Fl, CMG 1151
Charlotte,NC 28202-1191

Merrill Lynch, Pierce,                               Tax Free Income/A     1,590,918      22.38%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

Merrill Lynch, Pierce,                               Tax Free Income/B       553,766      19.80%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484

Alletta Laird Downs TTEE                             Tax Free Income/B       205,973       7.36%
Alletta Laird Downs Trust
U/A DTD 3-29-89
P.O. Box 3666

21369
                                                            20




Wilmington, DE 19807-0666

Merrill Lynch, Pierce,                               Tax Free Income/C      459,477        45.17%
Fenner, Smith
For Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr E 3rd Fl
Jacksonville, FL 32246-6484


                               INVESTMENT ADVISERS

         (See also "Management of the Funds" in each Fund's Prospectus)

         The investment adviser of Short-Intermediate is Evergreen Asset Management Corp., a New York corporation, with offices at 2500 Westchester Avenue, Purchase, New York ("Evergreen Asset" or the "Adviser") and which Evergreen Asset is owned by First Union National Bank ("FUNB" or the "Adviser") which, in turn, is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered in Charlotte, North Carolina. The sub-adviser to Short-Intermediate is Lieber and Company ("Lieber"), located at 2500 Westchester Avenue, Purchase, New York, which provides certain services to Evergreen Asset and is owned by First Union. The investment adviser of High Grade is FUNB which provides investment advisory services through its Capital Management Group. The Directors of Evergreen Asset are Richard K. Wagoner and Barbara I. Colvin. The executive officers of Evergreen Asset are Stephen A. Lieber, Chairman and Co-Chief Executive Officer, Nola Maddox Falcone, President and Co-Chief Executive Officer and Theodore J. Israel, Jr., Executive Vice President.

         The investment adviser of Tax Free Income is Keystone Investment Management Company ("Keystone" or the "Adviser"), a Delaware corporation, located at 200 Berkeley Street, Boston, Massachusetts. Keystone is an indirectly owned subsidiary of FUNB.

         The Directors of Keystone are Donald McMullen; William M. Ennis, II; Barbara I. Colvin; Albert H. Elfner, III, Chairman, CEO and President; Edward F. Godfrey, Senior Vice President and Chief Operating Officer; and W. Douglas Munn, Senior Vice President, Chief Financial Officer and Treasurer.

         On September 6, 1996, First Union and FUNB entered into an Agreement and Plan of Acquisition and Merger (the "Merger") with Keystone Investments, Inc. ("Keystone Investments"), the corporate parent of Keystone, which provided, among other things, for the merger of Keystone Investments with and into a wholly-owned subsidiary of FUNB. The Merger was consummated on December 11, 1996. Keystone continues to provide investment advisory services to the Keystone Family of Funds. Contemporaneously with the Merger, Tax Free Income entered into a new investment advisory agreement with Keystone and into a principal underwriting agreement with EKD.

         Under its Investment Advisory Agreement with each Fund, each Adviser has agreed to furnish reports, statistical and research services and recommendations with respect to each Fund's portfolio of investments. In addition, each Adviser provides office facilities to the Funds and performs a variety of administrative services. Each Fund pays the cost of all of its other expenses and liabilities, including expenses and liabilities incurred in connection with maintaining their registration under the Securities Act of 1933, as amended, and the 1940 Act, printing prospectuses (for existing shareholders) as they are updated, state qualifications, share certificates, mailings, brokerage, custodian and stock transfer charges, printing, legal and auditing

21369
                                                            21
expenses,   expenses  of  shareholder  meetings  and  reports  to  shareholders.
Notwithstanding the foregoing, each Adviser will pay the costs of printing and distributing prospectuses used for prospective shareholders.

      The method of computing the investment advisory fee for each Fund is described in such Fund's Prospectus. The advisory fees paid by each Fund for the three most recent fiscal periods reflected in its registration statement are set forth below. For Tax Free Income, total dollar amounts paid by the Fund to Keystone Management, Inc., the Fund' former investment manager, for investment management and administrative services rendered, are inclusive of payments from Keystone Management to Keystone for investment advisory services:

HIGH GRADE                 Period Ended              Year Ended    Period Ended
                           05/31/97                  8/31/96       8/31/95
Advisory Fee               $399,929                  $575,456      $338,767

Waiver                     (64,199)                  (228,548)     (20,456)
                           ---------                 ---------     ---------
Net Advisory Fee          $335,730                   $346,908       $318,311
                           =========                 =========     =========

SHORT-INTERMEDIATE  Period Ended                     Year Ended   Year Ended
                             5/31/97                 8/31/96      8/31/95
Advisory Fee                 $248,564                $287,149     $263,947

Waiver                        (60,003)               (109,619)    (63,612)
                             ---------               ---------    --------
Net Advisory Fee              $188,561               $177,530     $200,335
                             =========               ========     ========
Expense
Reimbursement                       0                ( 30,962)    $(28,521)
                             ---------               ---------    --------

TAX FREE INCOME   Period Ended             Year Ended     Year Ended
                  5/31/97                  11/30/96       8/31/95



Advisory Fee      367,154                   $844,486       $919,802



                                            717,813        781,832
Waiver              0                             0              0
                  --------                 --------       --------
Net Advisory Fee  $367,154                 $844,486       $919,802
                  ========                 ========       ========

         With respect to Short-Intermediate, Evergreen Asset has agreed to reimburse the Fund to the extent that the Fund's aggregate operating expenses (including the Adver's fee but excluding interest, taxes, brokerage commissions and extraordinary expenses, and, for Class A and Class B shares Rule 12b-1 distribution fees and shareholder servicing fees payable) exceed 1% of its average net assets for any fiscal year.



21369
                                                            22

         The Investment Advisory Agreements are terminable, without the payment of any penalty, on sixty days' written notice, by a vote of the holders of a majority of each Fund's outstanding shares, or by a vote of a majority of each Trust's Trustees or by the respective Adviser. The Investment Advisory Agreements will automatically terminate in the event of their assignment. Each Investment Advisory Agreement provides in substance that the Adviser shall not be liable for any action or failure to act in accordance with its duties thereunder in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser or of reckless disregard of its obligations thereunder. The Investment Advisory Agreements with respect to each Fund continue in effect for two years from their effective dates and, thereafter, from year to year provided that their continuance is approved annually by a vote of a majority of the Trustees of each Trust including a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting duly called for the purpose of voting on such approval or a majority of the outstanding voting shares of each Fund.

   Certain other clients of each Adviser may have investment objectives and policies similar to those of the Funds. Each Adviser (including the sub-adviser) may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with a Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of each Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Funds. When two or more of the clients of the Adviser (including one or more of the Funds) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

    Although the investment objectives of the Funds are not the same, and their investment decisions are made independently of each other, they rely upon some of the same resources for investment advice and recommendations. Therefore, on occasion, when a particular security meets the different investment objectives of the various Funds, they may simultaneously purchase or sell the same security. This could have a detrimental effect on the price and quantity of the security available to each Fund. If simultaneous transactions occur, the Adviser attempts to allocate the securities, both as to price and quantity, in accordance with a method deemed equitable to each Fund and consistent with their different investment objectives. In some cases, simultaneous purchases or sales could have a beneficial effect, in that the ability of one Fund to participate in volume transactions may produce better executions for that Fund.

         Each Fund has adopted procedures under Rule 17a-7 of the 1940 Act to permit purchase and sales transactions to be effected between each Fund and the other registered investment companies for which Evergreen Asset, Keystone, FUNB or its affiliates acts as investment adviser or between the Fund and any advisory clients of Evergreen Asset, Keystone, FUNB or its affiliates. Each Fund may from time to time engage in such transactions but only in accordance with these procedures and if they are equitable to each participant and consistent with each participant's investment objectives.

         At present, Evergreen Keystone Investment Services ("EKIS") serves as administrator to High Grade and Short-Intermediate subject to the supervision and control of the Trustees of each Trust. As administrator, EKIS provides facilities, equipment and personnel to the Funds and is entitled to receive a fee based on the

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                                                            23
average daily net assets of all mutual funds for which CMG, Keystone or Evergeen Asset serve as investment adviser, calculated in accordance with the following schedule:.050% on the first $7 billion; .035% on the next $3 billion; .030% on the next $5 billion; .020% on the next $10 billion; .015% on the next $5 billion; and .010% on assets in excess of $30 billion.

         BISYS Fund Services, an affiliate of EKD, serves as sub-administrator to High Grad and Short-Intermediate and is entitled to receive a fee from EKIS calculated on the average daily net assets of each Fund at a rate based on the total assets of the mutual funds administered by EKIS for which FUNB, Evergreen Asset, Keystone or affiliates of First Union also serve as investment adviser. BISYS Fund Services also serves as sub-administrator to Tax Free Income and is entitled to receive a fee from Keystone based on the total assets of the mutual funds for which FUNB affiliates serve as investment adviser. Fees are calculated in accordance with the following schedule: .0100% of the first $7 billion;
 .0075% on the next $3 billion; .0050% on the next $15 billion; and .0040% on assets in excess of $25 billion. The total assets of mutual funds for which FUNB, Evergreen Asset, Keystone, or affiliates of First Union serve as investment adviser as of June 30, 1997 were approximately $30.5 billion.

         For the fiscal period ended May 31, 1997, the fiscal year ended August 31, 1996, and fiscal period ended August 31, 1995 High Grade paid to EKIS or its predecessor, Evergreen Asset, $33,901, $59,073 and $50,406, respectively, in administrative service costs.

                               DISTRIBUTION PLANS

         Reference is made to "Management of the Funds - Distribution Plans and Agreements" in the Prospectus of each Fund for additional disclosure regarding the Funds' distribution arrangements. Distribution fees are accrued daily and paid monthly on the Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and, where applicable, Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Trustees of each Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of Trustees who are not "interested persons" of each Trust (as defined in the 1940
Act) are committed to the discretion of such disinterested Trustees then in office.

         Each Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         The Plans permit the payment of fees to brokers and others for distribution and

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                                                            24
shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to
(i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and
(ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         In addition to the Plans, High Grade has adopted a Shareholder Services Plan whereby shareholder servicing agents may receive fees from the Fund for providing services which include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemptions of Class B shares of the Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EKD with respect to that Class or Classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by EKD from distribution services fees in respect of shares of such Class or Classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of a Trust or the holders of the Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. With respect to High Grade, amendments to the Shareholder Services Plan require a majority vote of the disinterested Trustees but do not require a shareholders vote. Any Plan, Shareholder Services Plan or Distribution Agreement may be terminated (a) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Trustees who are not "interested persons" as defined in the 1940 Act, or (b) by EKD. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EKD. Any Distribution Agreement will terminate automatically in the event of its assignment.

FEES PAID PURSUANT TO DISTRIBUTION PLANS. The Funds incurred the following distribution services fees:



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                                                            25

High Grade. For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $92,644 and $97,996, respectively, on behalf of Class A shares; and $240,510 and $167,706, respectively, on behalf of Class B shares.

Short-Intermediate. For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $19,181 and $4,106, respectively, on behalf of Class A shares; and $52,576 and $20,584, respectively, on behalf of Class B shares.

Tax Free Income. For the fiscal period ended May 31, 1997 and the fiscal year ended November 30, 1996, $90,496 and $205,872, respectively, on behalf of Class A shares; $154,261 and $333,417, respectively, on behalf of Class B shares and $62,367 and $169,992 on behalf of Class C shares.

FEE PAID PURSUANT TO SHAREHOLDER SERVICES PLAN. High Grade incurred the following shareholder services fees: For the fiscal period ended May 31, 1997 and the fiscal year ended August 31, 1996, $60,421 and $55,902, respectively, on behalf of Class B shares.

Short-Intermediate. For the fiscal period ended May 31, 1997, the fiscal year ended August 31, 1996 and the fiscal period ended August 31, 1995, $13,161, $17,458 and $6,623, respectively, on behalf of Class B shares.


                             ALLOCATION OF BROKERAGE

         Decisions regarding each Fund's portfolio are made by its Adviser, subject to the supervision and control of the Trustees. Orders for the purchase and sale of securities and other investments are placed by employees of the Adviser, all of whom, in the case of Evergreen Asset, are associated with Lieber. In general, the same individuals perform the same functions for the other funds managed by the Adviser. A Fund will not effect any brokerage transactions with any broker or dealer affiliated directly or indirectly with the Adviser unless such transactions are fair and reasonable, under the circumstances, to the Fund's shareholders. Circumstances that may indicate that such transactions are fair or reasonable include the frequency of such transactions, the selection process and the commissions payable in connection with such transactions.

         It is anticipated that most of the Funds purchase and sale transactions will be with the issuer or an underwriter or with major dealers in such securities acting as principals. Such transactions are normally on a net basis and generally do not involve payment of brokerage commissions. However, the cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriter. Purchases or sales from dealers will normally reflect the spread between bid and ask prices.

         In selecting firms to effect securities transactions, the primary consideration of each Fund shall be prompt execution at the most favorable price. A Fund will also consider such factors as the price of the securities and the size and difficulty of execution of the order. If these objectives may be met with more than one firm, the Fund will also consider the availability of statistical and investment data and economic facts and opinions helpful to the Fund. To the extent that receipt of these services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

         The transactions in which the Funds engage do not involve the payment of brokerage commissions and are executed with dealers other than Lieber.


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                                                            26

                           ADDITIONAL TAX INFORMATION
                      (See also "Taxes" in the Prospectus)

         Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (b) derive less than 30% of its gross income from the sale or other disposition of securities, options, futures or forward contracts (other than those on foreign currencies), or foreign currencies (or options, futures or forward contracts thereon) that are not directly related to the RIC's principal business of investing in securities (or options and futures with respect thereto) held for less than three months (this provision is repealed starting in
1998); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to Federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

         Dividends paid by a Fund from investment company taxable income generally will be taxed to the shareholders as ordinary income. Investment company taxable income includes net investment income and net realized short-term gains (if any).

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders (who are not exempt from tax) as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Short-term capital gains distributions are taxable to shareholders who are not exempt from tax as ordinary income. Such distributions are not eligible for the dividends-received deduction.

         Distributions of investment company taxable income and any net short-term capital gains will be taxable as ordinary income as described above to shareholders (who are not exempt from tax), whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         Distributions by each Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would be taxable as ordinary income or capital gain as described above to shareholders (who are not exempt from tax), even though, from an investment standpoint, it may constitute a return of capital. In

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                                                            27
particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive what is in effect a return of capital upon the distribution which will nevertheless be taxable to shareholders subject to taxes.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gains or losses will be treated as a capital gain or loss if the shares are capital assets in the investor's hands and will be a long-term capital gain or loss if the shares have been held for more than one year. Long-term capital gains on assets held for more than 18 months are taxable as a maximum rate of 28%; such gains on assets held for more than 18 months are taxable as a maximum rate of 20%. Generally, any loss realized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of sixty-one days beginning thirty days before and ending thirty days after the shares are disposed of. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be disallowed to the extent of any exempt interest dividends received by the shareholder with respect to such shares, and will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her Federal income tax return. Each shareholder should consult his or her own tax adviser to determine the state and local tax implications of Fund distributions.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% Federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to Federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 31% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

Special Tax Considerations

         In order to qualify to pay exempt interest dividend for a year, a Fund must have exempt bonds with a value equal to more than half of the Fund's total asset value at the close of each quarter of the year. To the extent that the Fund distributes exempt interest dividends to a shareholder, interest on indebtedness incurred or continued by

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                                                            28
such shareholder to purchase or carry shares of the Fund is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by "private activity" bonds (some of which were formerly referred to as "industrial development" bonds) should consult their tax advisers before purchasing shares of the Fund. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds.

         The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

                                 NET ASSET VALUE

         The following information supplements that set forth in each Fund's Prospectus under the subheading "How to Buy Shares - How the Funds Value Their Shares" in the Section entitled "Purchase and Redemption of Shares".

         The public offering price of shares of a Fund is its net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as more fully described in the Prospectus. See "Purchase of Shares - Class A Shares - Front-End Sales Charge Alternative. " On each Fund business day on which a purchase or redemption order is received by a Fund and trading in the types of securities in which a Fund invests might materially affect the value of Fund shares, the per share net asset value of each such Fund is computed in accordance with the Declaration of Trust and By-Laws governing each Fund as of the next close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday, exclusive of national holidays on which the Exchange is closed and Good Friday. For each Fund, securities for which the primary market is on a domestic or foreign exchange and over-the-counter securities admitted to trading on the NASDAQ National List are valued at the last quoted sale or, if no sale, at the mean of closing bid and asked price and portfolio bonds are presently valued by a recognized pricing service when such prices are believed to reflect the fair value of the security. Over-the-counter securities not included in the NASDAQ National List for which market quotations are readily available are valued at a price quoted by one or more brokers. If accurate quotations are not available, securities will be valued at fair value determined in good faith by the Board of Trustees.

         Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset value of the Class A shares (and, in turn, that of Class A shares may be lower than Class Y shares) as a result of the greater daily expense accruals, relative to Class A and Class Y shares, of Class B shares and Class C shares relating to distribution services fees (and, with respect to High Grade, Shareholder Service Plan fee) and the fact that Class Y shares bear no additional distribution or shareholder service related fees. While it is expected that, in the event each Class of shares of a Fund realizes net investment income or does not realize a net operating loss for a period, the per share net asset values of the classes will tend to converge immediately after the payment of dividends, which dividends will differ by approximately the amount of the expense accrual differential among the Classes, there is no assurance that this will be the case. In

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                                                            29
the event one or more Classes of a Fund experiences a net operating loss for any fiscal period, the net asset value per share of such Class or Classes will remain lower than that of Classes that incurred lower expenses for the period.

                               PURCHASE OF SHARES

         The following information supplements that set forth in each Prospectus under the heading "Purchase and Redemption of Shares - How To Buy Shares."

General

         Shares of each Fund will be offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase (the "front-end sales charge alternative"), or with a contingent deferred sales charge (the deferred sales charge alternative"), as described below. Class Y shares which, as described below, are not offered to the general public, are offered without any front-end or contingent sales charges. Shares of each Fund are offered on a continuous basis through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with EKD ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with EKD ("selected agents"), or (iii) EKD. The minimum for initial investments is $1,000; there is no minimum for subsequent investments. The subscriber may use the Application available from EKD for his or her initial investment. Sales personnel of selected dealers and agents distributing a Fund's shares may receive differing compensation for selling Class A, Class B or Class C shares.

         Investors may purchase shares of a Fund in the United States either through selected dealers or agents or directly through EKD. A Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Each Fund will accept unconditional orders for its shares to be executed at the public offering price equal to the net asset value next determined (plus for Class A shares, the applicable sales charges), as described below. Orders received by EKD prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus for Class A shares the sales charges). In the case of orders for purchase of shares placed through selected dealers or agents, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer or agent receives the order prior to the close of regular trading on the Exchange and transmits it to EKD prior to its close of business that same day (normally 5:00 p.m. Eastern time). The selected dealer or agent is responsible for transmitting such orders by 5:00 p.m. Eastern time. If the selected dealer or agent fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer or agent. If the selected dealer or agent receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of shares of a Fund, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Application. Payment for shares purchased by telephone can be made only by Electronic Funds Transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House

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                                                            30

Association ("ACH"). If a shareholder's telephone purchase request is received before 4:00 p.m.Eastern time on a Fund business day, the order to purchase shares is automatically placed the same Fund business day for non-money market funds, and two days following the day the order is received for money market funds, and the applicable public offering price will be the public offering price determined as of the close of business on such business day. Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to a Fund, stock certificates representing shares of a Fund are not issued for any class of shares of any Fund. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates.

Alternative Purchase Arrangements

         High Grade and Short-Intermediate issue three classes of shares: (i) Class A shares, which are sold to investors choosing the front-end sales charge alternative; (ii) Class B shares, which are sold to investors choosing the deferred sales charge alternative; and (iii) Class Y shares, which are offered only to (a) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (b) certain investment advisory clients of the Advisers and their affiliates, and (c) institutional investors. Tax Free Income offers Class A, Class B and Class C shares. The three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that (I) only Class A, Class B and Class C shares are subject to a Rule 12b-1 distribution fee, (II) Class B shares of High Grade are subject to a Shareholder Service Plan fee, (III) Class A shares bear the expense of the front-end sales charge and Class B, Class C and, when applicable, Class A shares bear the expense of the deferred sales charge, (IV) Class B and Class C shares bear the expense of a higher Rule 12b-1 distribution services fee and Shareholder Service Plan fee than Class A shares (V) with the exception of Class Y shares, each Class of each Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services (and, to the extent applicable, Shareholder Service Plan) fee is paid which relates to a specific Class and other matters for which separate Class voting is appropriate under applicable law, provided that, if the Fund submits to a simultaneous vote of Class A, Class B and, where applicable, Class C shareholders an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, the shareholders will vote separately by Class, and (VI) only the Class B shares are subject to a conversion feature. Each Class has different exchange privileges and certain different shareholder service options available.

         The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services (and, to the extent applicable, Shareholder Service Plan) fee and contingent deferred sales charges on Class B shares prior to conversion would be less than the front-end sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return of Class A shares. Class B shares will normally not be suitable for the investor who qualifies to purchase Class A shares at the lowest applicable sales charge. For this reason, EKD will reject any order (except orders for Class B shares from certain retirement plans) for more than $250,000 for Class B shares.


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                                                            31

         Class A shares are subject to a lower distribution services fee and no Shareholder Service Plan fee and, accordingly, pay correspondingly higher dividends per share than Class B shares. However, because front-end sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced front-end sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution (and, to the extent applicable, Shareholder Service Plan) charges on Class B shares may exceed the front-end sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such front-end sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution services (and, to the extent applicable, Shareholder Service Plan )fees and being subject to a contingent deferred sales charge for a seven-year period. For example, based on current fees and expenses, an investor subject to the 4.75% front-end sales charge imposed on Class A shares of the Funds would have to hold his or her investment approximately seven years for the Class B and Class C distribution services (and, to the extent applicable, Shareholder
Service Plan) fees to exceed the front-end sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class B and Class C distribution services (and, to the extent applicable, Shareholder Service Plan) fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         With respect to each Fund, the Trustees have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Class Y shares. On an ongoing basis, the Trustees, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

Front-end Sales Charge Alternative--Class A Shares

         The public offering price of Class A shares for purchasers choosing the front-end sales charge alternative is the net asset value plus a sales charge as set forth in the Prospectus for each Fund.

         Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The Fund receives the entire net asset value of its Class A shares sold to investors. The Distributor's commission is the sales charge set forth in the Prospectus for each Fund, less any applicable discount or commission "reallowed" to selected dealers and agents. EKD will reallow discounts to selected dealers and agents in the amounts indicated in the table in the Prospectus. In this regard, EKD may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with EKD.

         Set forth below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase of Class A shares of a Fund aggregating less than $100,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of Class A shares of

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



each Fund at the end of each Fund's latest fiscal year.

                  Net          Per Share                     Offering
                  Asset        Sales                         Price
                  Value        Charge       Date             Per Share

High Grade        $10.89       $.54         5/31/97          $11.43

Short-
Intermediate      $10.09       $.34         5/31/97          $10.43

Tax Free Income   $ 9.78       $.49         5/31/97          $10.27

         With respect to High Grade, the following commissions were paid and amounts retained by EKD or its predecessor for the period ending May 31, 1997, the fiscal year ended August 31, 1996 and from July 7, 1995 through August 31, 1995:

                            Period From      Fiscal Year        Period From
                            9/1/96-5/31/97   Ended 8/31/96      7/7/95-8/31/95

Commissions Received        $46,714          $73,014            $5,767
Commissions Retained         $6,389            9,050               712

         With respect to Short-Intermediate for the period ending May 31, 1997, the fiscal year ended August 31, 1996 and the period from January 3, 1995 (commencement of offering of Class A shares) through August 31, 1995, and commissions were paid to and amounts retained by EKD or its predecessor are noted below:

                           Period From       Fiscal Year      Period From
                           9/1/96-5/31/97    Ended 8/31/96    1/5/95-8/31/95

 Commissions Received      $26,752           $33,816          $ 37,130
 Commissions Retained        3,820             8,464             4,445

         With respect to Tax Free Income for the period ending May 31, 1997 and the fiscal years ended November 30, 1996 and 1995 commissions were paid to and amounts retained by EKD or its predecessor are noted below:


                          Period From         Fiscal Year      Fiscal Year
                          12/1/96-5/31/97     Ended 11/30/96   Ended 11/30/95

 Commissions Received     $9,477              $469,269         $254,934
 Commissions Retained        890               254,934          143,281


         Investors  choosing the front-end  sales charge  alternative  may under certain circumstances be entitled to pay reduced sales charges. The circumstances under which such investors may pay reduced sales charges are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions by combining purchases of shares of one or more Evergreen Keystone fund other than money market funds into a single "purchase", if the resulting "purchase" totals at least $100,000. The term "purchase" refers to:
(i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to

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                                                            33
the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company", as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any Evergreen Keystone fund.

         Prospectuses for the Evergreen Keystone funds may be obtained without charge by contacting EKD or the Advisers at the telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of a Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

         (i)      the investor's current purchase;

         (ii) the net asset value (at the close of business on the previous day) of (a) all Class A and Class B shares of the Fund held by the investor and (b) all such shares of any other Evergreen mutual fund held by the investor; and

         (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned Class A, Class B or Class C shares of an Evergreen Keystone fund worth $200,000 at their then current net asset value and subsequently purchased Class A shares worth an additional $100,000, the sales charge for the $100,000 purchase, in the case of Short-Intermediate, would be at the 2.00% rate applicable to a single $300,000 purchase rather than the 2.50% rate, or in the case of High Grade, at the 2.50% rate applicable to a single $300,000 purchase rather than the 3.75% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Distributor with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Letter of Intent. Class A investors may also obtain the reduced sales charges shown in the Prospectus by means of a written Letter of Intent, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B and Class C shares) of the Fund or any other Evergreen mutual fund. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Letter of Intent. At the

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                                                            34
investor's option, a Letter of Intent may include purchases of Class A or B shares of the Fund or any other Evergreen Keystone fund made not more than 90 days prior to the date that the investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Evergreen Keystone funds under a single Letter of Intent. For example, if at the time an investor signs a Letter of Intent to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Evergreen Keystone fund, to qualify for the 3.75% sales charge applicable to purchases in High Grade and Tax Free Income or 2.50% applicable to purchases in Short-Intermediate on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charge will be used to purchase additional shares of the Fund subject to the rate of sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Letter of Intent in conjunction with their initial investment in Class A shares of a Fund should complete the appropriate portion of the Application while current Class A shareholders desiring to do so can obtain a form of Letter of Intent by contacting a Fund at the address or telephone number shown on the cover of this Statement of Additional Information.

         Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Evergreen mutual funds available to their participants. Investments made by such employee benefit plans may be exempt from any applicable front-end sales charges if they meet the criteria set forth in the Prospectus under "Class A Shares-Front End Sales Charge Alternative". The Advisers may provide compensation to organizations providing administrative and record keeping services to plans which make shares of the Evergreen Keystone mutual funds available to their participants.

         Reinstatement Privilege. A Class A shareholder who has caused any or all of his or her shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that such reinvestment is made within 30 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction;

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                                                            35
therefore, any gain or loss so realized will be recognized for Federal tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund. The reinstatement privilege may be used by the shareholder only once, irrespective of the number of shares redeemed or repurchased, except that the privilege may be used without limit in connection with transactions whose sole purpose is to transfer a shareholder's interest in the Fund to his or her individual retirement account or other qualified retirement plan account. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. In addition to the categories of investors set forth in the Prospectus, each Fund may sell its Class A shares at net asset value, i.e., without any sales charge, to: (i) certain investment advisory clients of the Advisers or their affiliates; (ii) officers and present or former Trustees of the Trusts; present or former trustees of other investment companies managed by the Advisers; officers, directors and present or retired full-time employees of the Adviser, the Distributor, and their affiliates; officers, directors and present and full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) certain employee benefit plans for employees of the Advisers, EKD, and their affiliates; (iv) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer and approved by EKD, pursuant to which such persons pay an asset-based fee to such broker-dealer, or its affiliate or agent, for service in the nature of investment advisory or administrative services. These provisions are intended to provide additional job-related incentives to persons who serve the Funds or work for companies associated with the Funds and selected dealers and agents of the Funds. Since these persons are in a position to have a basic understanding of the nature of an investment company as well as a general familiarity with the Fund, sales to these persons, as compared to sales in the normal channels of distribution, require substantially less sales effort. Similarly, these provisions extend the privilege of purchasing shares at net asset value to certain classes of institutional investors who, because of their investment sophistication, can be expected to require significantly less than normal sales effort on the part of the Funds and the Distributor.

Deferred Sales Charge Alternative--Class B and Class C Shares

         Investors choosing the deferred sales charge alternative purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without a front-end sales charge so that the full amount of the investor's purchase payment is invested in the Fund initially.

         Contingent Deferred Sales Charge. Class B shares which are redeemed within seven years after the month of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no contingent deferred sales charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B

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                                                            36
shares until the time of redemption of such shares.

         In determining the contingent deferred sales charge applicable to a redemption, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over seven years or Class B shares acquired pursuant to reinvestment of dividends or distributions and third of Class B shares held longest during the seven-year period.

         To illustrate, assume that an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares, 10 Class B shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, of the $600 of the shares redeemed $400 of the redemption proceeds (40 shares x $10 original purchase price) will be charged at a rate of 4.0% (the applicable rate in the second year after purchase for a contingent deferred sales charge of $16).

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2.

     Proceeds from the contingent deferred sales charge are paid to EKD or its predecessor and are used by EKD to defray the expenses of EKD related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee (and, with respect to High Grade, the Shareholder Service Plan fee) enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee (and, with respect to Florida Municipal Bond, Georgia Municipal Bond, New Jersey Tax-Free, North Carolina Municipal Bond, South Carolina Municipal Bond, Virginia Municipal Bond and High Grade, the Shareholder Service Plan fee) incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Conversion Feature. At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee and the applicable shareholder service fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Distributor to have been compensated for the expenses associated with the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the

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                                                            37
sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that (i) the assessment of the higher distribution services fee (and, with respect to High Grade, Shareholder Service Plan fee) with respect to Class B shares does not result in the dividends or distributions payable with respect to other Classes of a Fund's shares being deemed "preferential dividends" under the Code, and
(ii) the conversion of Class B shares to Class A shares does not constitute a taxable event under Federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee (and, with respect to High Grade, the Shareholder Service Plan fee) for an indefinite period which may extend beyond the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted.

Level-Load Alternative--Class C Shares

         Investors choosing the level-load sales charge alternative purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a front-end sales charge. However, you will pay a 1.0% contingent deferred sales charge if you redeem shares during the first year after the month of purchase. No charge is imposed in connection with redemptions made more than one year after the month of purchase. Class C shares are sold without a front-end sales charge so that the Fund will receive the full amount of the investor's purchase payment and after the first year without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C of shares without either a front-end or contingent deferred sales charge. However, unlike Class B shares, Class C shares do not convert to any other Class shares of the Fund. Class C shares incur higher distribution services fees than Class A shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares.

Class Y Shares

         Class Y shares are not offered to the general public and are available only to (i) persons who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset, (ii) certain investment advisory clients of the Advisers and their affiliates, and (iii) institutional investors. Class Y shares do not bear any Rule 12b-1 distribution expenses and are not subject to any front-end or contingent deferred sales charges.

                       GENERAL INFORMATION ABOUT THE FUNDS
 (See also "Other Information - General Information" in each Fund's Prospectus)

Capitalization and Organization

         The Evergreen Short-Intermediate Municipal Fund is a separate series of The Evergreen Municipal Trust, a Massachusetts business trust. Evergreen High Grade Tax Free Fund is a separate series of Evergreen Investment Trust, a Massachusetts business trust. Keystone Tax Free Income Fund is a Massachsuetts business trust. The above-named Trusts are individually referred to in this Statement of Additional Information as the

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



"Trust" and collectively as the "Trusts". Each Trust is governed by a board of trustees. Unless otherwise stated, references to the "Board of Trustees" or "Trustees" in this Statement of Additional Information refer to the Trustees of all the Trusts.

         Each Fund, other than Tax Free Income, may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Tax Free Income may issue an unlimited number of shares of beneficial interest with no par value. All shares of these Funds have equal rights and privileges. Each share is entitled to one vote, to participate equally in dividends and distributions declared by the Funds and on liquidation to their proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of these Funds are fully paid, nonassessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionally the same rights, including voting rights, as are provided for a full share.

         Under each Trust's Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee upon a vote of two-thirds of the outstanding shares of beneficial interest of the Trust. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. As a result, normally no annual or regular meetings of shareholders will be held, unless otherwise required by the Declaration of Trust of each Trust or the 1940 Act.

         Shares have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and in such event the holders of the remaining shares so voting will not be able to elect any Trustees.

         The Trustees of each Trust are authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval. Accordingly, in the future, for reasons such as the desire to establish one or more additional portfolios of a Trust with different investment objectives, policies or restrictions, additional series of shares may be created by one or more Trusts. Any issuance of shares of another series or class would be governed by the 1940 Act and the law of the Commonwealth of Massachusetts. If shares of another series of a Trust were issued in connection with the creation of additional investment portfolios, each share of the newly created portfolio would normally be entitled to one vote for all purposes. Generally, shares of all portfolios would vote as a single series on matters, such as the election of Trustees, that affected all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Investment Advisory Agreement and changes in investment policy, shares of each portfolio would vote separately.

         In addition any Fund may, in the future, create additional classes of shares which represent an interest in that same investment portfolio. Except for the different distribution related and other specific costs borne by such additional classes, they will have the same voting and other rights described for the existing classes of each Fund.

         Procedures for calling a shareholders meeting for the removal of the Trustees of each Trust, similar to those set forth in Section 16(c) of the 1940 Act, will be available to shareholders of each Fund. The rights of the holders of shares of a series of a Fund may not be modified except by the vote of a majority of the outstanding shares of such series.


21328
                                                            39

         An order has been received from the SEC permitting the issuance and sale of multiple classes of shares representing interests in each Fund. In the event a Fund were to issue additional Classes of shares other than those described herein, no further relief from the SEC would be required.

Distributor

         Evergreen Keystone Distributor, Inc. ("EKD" or the "Distributor"),  125
W. 55th Street, New York, New York 10019, serves as each Fund's principal underwriter, and as such may solicit orders from the public to purchase shares of any Fund. The Distributor is not obligated to sell any specific amount of shares and will purchase shares for resale only against orders for shares. Under the Agreement between each Fund and the Distributor, each Fund has agreed to indemnify the Distributor, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended.

Counsel

         Sullivan & Worcester LLP, Washington, D.C., serves as counsel to the Funds.

Independent Auditors

         Price Waterhouse LLP has been selected to be the independent auditors of Short-Intermediate and High Grade.

         KPMG Peat Marwick LLP has been selected to be the independent auditors of Tax Free Income.

                             PERFORMANCE INFORMATION

Total Return

         From time to time a Fund may advertise its "total return". Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one, five, and ten-year periods (or the period since the Fund's inception). The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the SEC, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when paid and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid. The Fund will include performance data for Class A, Class B, Class C and Class Y shares in any advertisement or information including performance data of the Fund.

         The average annual compounded total return for each Class of shares offered by the Funds for the most recently completed one year, three year, five year and ten year periods, where applicable, and the period since each Fund's inception is set forth in the table below.






21328
                                                            40

             1 Year    3 Years  5 Years   10 Years
             Ended     Ended    Ended     Ended     From Inception**
             05/31/97  05/31/97 05/31/97  05/31/97  to 05/31/97

HIGH GRADE

Class A       1.90%    5.11%    5.75%     N/A           6.00%
Class B       1.19%    5.16%    N/A       N/A           5.13%
Class Y       7.25%    7.10%    N/A       N/A           5.11%

SHORT-
INTERMEDIATE

Class A       0.92%     N/A      N/A      N/A           3.40%
Class B       1.51%     N/A      N/A      N/A           2.76%
Class Y       4.62%    3.95%    4.44%     N/A           4.88%

TAX FREE INCOME

Class A       1.80%    4.39%    4.64%    6.23%           N/A
Class B       1.03%    4.39%     N/A      N/A           3.84%
Class C       5.03%    5.26%     N/A      N/A           4.22%

**                                                    INCEPTION DATE
Short-Intermediate
                           Class A and B              January 3, 1995
                           Class Y                    July 17, 1991
High Grade                 Class A                    February 21, 1992
                           Class B                    January 11, 1993
                           Class Y                    February 28, 1994
Tax Free Income            Class A                    February 13, 1987
                           Class B                    February 1, 1993
                           Class C                    February 1, 1993

         A Fund's total return is not fixed and will fluctuate in response to prevailing market conditions or as a function of the type and quality of the securities in a Fund's portfolio and its expenses. Total return information is useful in reviewing a Fund's performance but such information may not provide a basis for comparison with bank deposits or other investments which pay a fixed yield for a stated period of time. An investor's principal invested in a Fund is not fixed and will fluctuate in response to prevailing market conditions.

YIELD CALCULATIONS

         From time to time, a Fund may quote its yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields are computed by dividing the Fund's interest income (as defined in the SEC yield formula) for a given 30-day or one month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. The formula for calculating yield is as follows:



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                                                            41

                              YIELD = 2[(a-b+1)6-1]
                                       cd

Where             a = Interest earned during the period
                  b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
                  d = The maximum offering price per share on the last day of the period

     Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Gains and losses generally are excluded from the calculation. Income calculated for purposes of determining a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yields quoted for a Fund may differ from the rate of distributions a Fund paid over the same period, or the net investment income reported in a Fund's financial statements.

Tax Equivalent Yield

         The Funds invest principally in obligations the interest from which is exempt from Federal income tax other than the Alternative Minimum Tax. However, from time to time the Funds may make investment which generate taxable income. A Fund's tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated Federal or combined Federal and state tax rate. (If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.) Of course, no assurance can be given that a Fund will achieve any specific tax-exempt yield. If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation. Of course, no assurance can be given that the Fund will achieve any specific tax-exempt yield.

         The following formula is used to calculate Tax Equivalent Yield without taking into account state tax:

                                  FUND'S YIELD
                                1 - Fed Tax Rate

         Yield information is useful in reviewing a Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Funds'
investment portfolios, portfolio maturity, operating expenses and market conditions.

         It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares

21328
                                                            42
will likely be invested in instruments producing lower yields than the balance of the Fund's investments, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

         The tax exempt yields (calculated using a 31% federal tax rate) of each Fund for the thirty-day period ended May 31, 1997 for each Class of shares offered by the Funds is set forth in the table below:

                     Yield                 Tax Equivalent Yield
High Grade
 Class A             4.19%                        6.07%
 Class B             3.63%                        5.26%
 Class Y             4.66%                        6.75%

Short-Intermediate
 Class A             3.74%                        5.42%
 Class B             2.94%                        4.26%
 Class Y             3.93%                        5.70%

Tax Free Income
 Class A             4.58%                        6.64%
 Class B             4.05%                        5.87%
 Class C             4.05%                        5.87%

Non-Standardized Performance

         In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

         From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, Lehman Brothers General Obligations Municipal Bond Index or any other commonly quoted index of common stock or municipal bond prices. The Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The Lehman Brothers General Obligations Municipal Bond Index is an unmanaged index of state general obligation debt issues which are rated A or better and represent a variety of coupon ranges. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends aid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or to each Adviser at the address or telephone number shown on the front cover of this Statement of Additional Information. This Statement of Additional Information does not contain

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                                                            43
all the information set forth in the Registration Statements filed by the Trusts with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements of Tax Free Income, appearing in its most current fiscal year Annual Report to Shareholders and the report thereon of KPMG Peat Marwick LLP, independent auditors, appearing therein are incorporated by reference into this Statement of Additional Information. The financial statements of High Grade and Short-Intermediate, appearing in their most current Annual Reports to Shareholders and the report thereon of Price Waterhouse LLP, independent auditors, appearing therein are incorporated by reference into this Statement of Additional Information. The Annual Report to Shareholders for the Funds, which contain the referenced statements, are available upon request and without charge.


21328
                                                            44

                                  APPENDIX "A"


DESCRIPTION OF BOND, MUNICIPAL NOTE AND COMMERCIAL PAPER RATINGS

         Standard & Poor's Ratings Group. A Standard & Poor's corporate or municipal bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligers such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         1. Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

         2. Nature of and provisions of the obligation.

         3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

         AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than is higher rated categories.

         BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.


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                                       A-1

         BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

         D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA,

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                                       A-2

AA, A, BBB, commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

         Moody's Investors Service, Inc. A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follows:

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. NOTE:
Bonds within the above categories which possess the strongest investment attributes are designated by the symbol "1" following the rating.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

21328
                                       A-3

         Duff & Phelps, Inc.: AAA-- highest credit quality, with negligible risk factors; AA -- high credit quality, with strong protection factors and modest risk, which may vary very slightly form time to time because of economic conditions; A--average credit quality with adequate protection factors, but with greater and more variable risk factors in periods of economic stress. The indicators "+" and "-" to the AA and A categories indicate the relative position of a credit within those rating categories.

         Fitch Investors Service, Inc.: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA -- very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators "+" and "-" to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

         A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

         o SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         o SP-2 Satisfactory capacity to pay principal and interest.

         o SP-3 Speculative capacity to pay principal and interest.

         Moody's Short-Term Loan Ratings - Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade
(MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

         o MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         o MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         o MIG 3 - This designation denotes favorable quality. All security elements are

21328
                                       A-4
         accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         o MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

COMMERCIAL PAPER RATINGS

         Moody's Investors Service, Inc.: Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

         Standard & Poor's Ratings Group: "A" is the highest commercial paper rating category utilized by Standard & Poor's Ratings Group which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its "A" classification.

         Duff & Phelps, Inc.: Duff 1 is the highest commercial paper rating category utilized by Duff & Phelps which uses + or - to denote relative strength within this classification. Duff 2 represents good certainty of timely payment, with minimal risk factors. Duff 3 represents satisfactory protection factors, with risk factors larger and subject to more variation.

         Fitch Investors Service, Inc.: F-1+ -- denotes exceptionally strong credit quality given to issues regarded as having strongest degree of assurance for timely payment; F-1+ -- very strong credit quality, with only slightly less degree of assurance for timely payment than F-1 -- very strong, with only slightly less degree of assurance for timely payment than F-1+; F-2 -- good credit quality, carrying a satisfactory degree of assurance for timely payment.




21328
                                       A-5

                            EVERGREEN MUNICIPAL TRUST


PART C.    OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a.       Financial Statements

     The Audited Financial Statements listed below are incorporated by reference to the Registrant's Annual Report dated May 31, 1997.

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL FUND

Financial Highlights:
     Class A Shares                                    For the eight-month
                                                       period ended May 31,
                                                       1997, the year ended
                                                       August 31, 1996 and for
                                                       the period from January
                                                       5, 1995 (Commencement of
                                                       Class Operations) through
                                                       August 31, 1995.

     Class B Shares                                    For the eight-month
                                                       period ended May 31,
                                                       1997, the year ended
                                                       August 31, 1996 and the
                                                       period from January 5,
                                                       1995 (Commencement of
                                                       Class Operations) through
                                                       August 31, 1995.

     Class Y Shares                                    For the eight-month
                                                       period ended May 31,
                                                       1997, the five years
                                                       ended August 31, 1996 and
                                                       the period from July 17,
                                                       1991 (Commencement of
                                                       Class Operations) through
                                                       August 31, 1991

     Statement of Assets and Liabilities               May 31, 1997

     Statements of Operations                          For the nine months ended
                                                       May 31, 1997 and the year
                                                       ended August 31, 1996

     Statements of Changes in Net Assets               For the nine months ended
                                                       May 31, 1997 and the year
                                                       ended August 31, 1996

     Notes to Financial Statements

     Independent Auditors' Report                      June 27, 1997


b.       Exhibits

           Number   Description

           1(A)     Amended and Restated Declaration of Trust(2)
           1(B)     Form of Instrument providing for the Establishment
                        and Designation of Classes(2)
           1(C)     Form Amendment to Declaration of Trust
                     and Certification of Designation(2)
           2        By-Laws(2)
           3        None
           4        Instruments Defining Rights of Shareholders(2)
           5(A)     Investment Advisory Agreement(2)
           5(B)     Investment Subadvisory Agreement(2)
           6(A)     Distribution Agreement between the Evergreen Municipal
                    Trust and Evergreen Keystone Distributor, Inc.(2)
           6(B)     Dealer Agreement(1)
           7        Form of Deferred Compensation Plan(1)
           8        Custodian Agreement(2)
           9(A)     Form of Administrator Agreement between Registrant
                    and Evergreen Keystone Investment Management, Inc. ("EKIS")
                    (1)
           9(B)     Sub-Administrator Agreement between EKIS and BISYS Fund (1)
           10       Opinion and Consent of Counsel as to the legality of
                    securities being registered was filed with the Registrant's
                    Rule 24f-2 Notice on August 29, 1997 and is incorporated by reference herein.
           11       Consent of Independent Accountants(1)
           12       Not Applicable
           13       Not Applicable
           14       Not Applicable
           15       Rule 12b-1 Distribution Plans(2)
           16       Schedules for computation of current, effective and tax
                     equivalent yield(1)
           17       Financial Data Schedules(1)
           19       Powers of Attorney(2)

--------------------------
         (1)  Filed herewith.

         (2) Incorporated by reference to Registrant's previous filings on Form N-1A.



Item 25. Persons Controlled by or Under Common Control with Registrant

         Not Applicable


Item 26. Number of Holders of Securities
                                                            Number of Record
                                                                 Holders
         Title of Class                                    as of August 31, 1997
         --------------                                    --------------------

Evergreen Short-Intermediate Municipal Fund
         Class A Shares                                          97
         Class B Shares                                         170
         Class Y Shares                                       1,172


Item 27. Indemnification

         Provisions  for  the  indemnification  of  Registrant's   Trustees  and
officers are contained in Article XI of the Registrant's By-Laws.

         Provisions for the indemnification of Evergreen Keystone Distributor, Inc., Registrant's principal underwriter, are contained in Item 4 of the Distribution Agreement, a copy of which is filed herewith and incorporated by reference herein.


Item 28. Business or Other Connections of Investment Adviser

     (a) For a description of the other business of the investment adviser, see the section entitled "Management of the Funds-Investment Adviser" in Part A.

     Evergreen Asset Management Corp., the Registrant's investment adviser, and Lieber and Company, the Registrant's sub-adviser also act as such to the Evergreen Trust, The Evergreen Total Return Fund, The Evergreen Limited Market Fund, Inc., Evergreen Growth and Income Fund, The Evergreen Money Market Trust, The Evergreen American Retirement Trust, The Evergreen Municipal Trust, Evergreen Equity Trust, Evergreen Foundation Trust and Evergreen Variable Trust all, registered investment companies. Stephen A. Lieber, Theodore J. Israel, Jr., Nola Maddox Falcone and officers of the Adviser and Lieber and Company, were, prior to June 30, 1994 officers and/or directors or trustees of the Registrant and the other funds for which the Adviser acts as investment adviser. Evergreen Asset Management Corp. and Lieber and Company are wholly- owned subsidiaries of First Union National Bank Of North Carolina.

The Trustees and principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Manager, are set forth in the following tables:

                            FIRST UNION NATIONAL BANK
                               BOARD OF DIRECTORS

                              Edward E. Crutchfield
                             Anthony P. Terracciano
                                John R. Georgius
                              Marion A. Cowell, Jr.
                                Robert T. Atwood

            All of the Directors are located at the following address:
            First Union National Bank, 301 South College Street,
            Charlotte, NC  28288


                            FIRST UNION NATIONAL BANK
                               EXECUTIVE OFFICERS

          Edward E. Crutchfield, Chairman & CEO, First Union Corporation John R. Georgius, Vice Chairman, First Union Corporation
          Marion A. Cowell, Jr., Secretary and EVP, First Union Corporation Robert T. Atwood, EVP & CFO, First Union Corporation
          Anthony P. Terracciano, President, First Union Corporation
            All of the Executive Officers are located at the following address: First Union National Bank, 301 South College Street, Charlotte, NC 28288



Item 29. Principal Underwriters

         Evergreen Keystone Distributor, Inc. The Director and principal executive officers are:

Director          Michael C. Petrycki

Officers          Robert A. Hering           President
                  Michael C. Petrycki        Vice President
                  Gordon Forrester           Vice President
                  Lawrence Wagner            VP, Chief Financial Officer
                  Steven D. Blecher          VP, Treasurer, Secretary
                  Elizabeth Q. Solazzo       Assistant Secretary
                  Thalia M. Cody             Assistant Secretary

         Evergreen Keystone Distributor, Inc. acts as Distributor for the following registered investment companies or separate series thereof:

   Evergreen Trust
        Evergreen Fund
        Evergreen Aggressive Growth Fund
   Evergreen Equity Trust:
        Evergreen Global Real Estate Equity Fund
        Evergreen U.S. Real Estate Equity Fund
        Evergreen Global Leaders Fund
   The Evergreen Limited Market Fund, Inc.
   Evergreen Growth and Income Fund
   The Evergreen Income and Growth Fund
   The Evergreen American Retirement Trust:
        The Evergreen American Retirement Fund
        Evergreen Small Cap Equity Income Fund
   The Evergreen Foundation Trust:
        Evergreen Foundation Fund
        Evergreen Tax Strategic Foundation Fund
   The Evergreen Municipal Trust:
        Evergreen Short-Intermediate Municipal Fund
        Evergreen Florida High Income Municipal Bond Fund Evergreen Tax Exempt Money Market Fund
        Evergreen Institutional Tax Exempt Money Market Fund Evergreen Money Market Trust
        Evergreen Money Market Fund
        Evergreen Institutional Money Market Fund
        Evergreen Institutional Treasury Money Market Fund Evergreen Investment Trust
        Evergreen Emerging Markets Growth Fund
        Evergreen International Equity  Fund
        Evergreen Balanced Fund
        Evergreen Value Fund
        Evergreen Utility Fund
        Evergreen Short-Intermediate Bond Fund
        Evergreen U.S. Government  Fund
        Evergreen Florida Municipal Bond Fund
        Evergreen Georgia Municipal Bond Fund
        Evergreen North Carolina Municipal Bond Fund
        Evergreen South Carolina  Municipal Bond Fund
        Evergreen Virginia  Municipal Bond Fund
        Evergreen High Grade Tax Free Fund
        Evergreen Treasury Money Market Fund
   Evergreen Latin America Fund
   The Evergreen Lexicon Fund:
        Evergreen Intermediate-Term Government Securities Fund Evergreen Intermediate-Term Bond Fund
   Evergreen Tax Free Trust:
        Evergreen Pennsylvania Tax Free Money Market Fund Evergreen New Jersey Tax Free Income Fund
   Evergreen Variable Trust:
        Evergreen VA Fund
        Evergreen VA Growth and Income Fund
        Evergreen VA Foundation Fund
        Evergreen VA Global Leaders Fund
   Keystone Quality Bond Fund (B-1)
   Keystone Diversified Bond Fund (B-2)
   Keystone High Income Bond Fund (B-4)
   Keystone Balanced Fund (K-1)
   Keystone Strategic Growth Fund (K-2)
   Keystone Growth and Income Fund (S-1)
   Keystone Small Company Growth Fund (S-4)
   Keystone Capital Preservation and Income Fund
   Keystone Fund for Total Return
   Keystone Global Opportunities Fund
   Keystone Global Resources and Development Fund
   Keystone Government Securities Fund
   Keystone Institutional Adjustable Rate Fund
   Keystone Institutional Trust
        Keystone Institutional Small Capitalization Growth Fund Keystone Intermediate Term Bond Fund
   Keystone International Fund Inc.
   Keystone Omega Fund
   Keystone Precious Metals Holdings, Inc.
   Keystone Small Company Growth Fund II
   Keystone State Tax Free Fund
        Keystone New York Tax Free Fund
        Keystone Pennsylvania Tax Free Fund
        Keystone Massachusetts Tax Free Fund
        Keystone Florida Tax Free Fund
   Keystone State Tax Free Fund - Series II
        Keystone Missouri Tax Free Fund
        Keystone California Tax Free Fund
   Keystone Strategic Income Fund
   Keystone Tax Free Fund
   Keystone Tax Free Income Fund


Item 30. Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Keystone Investment Management Company, 200 Berkeley Street, Boston,
MA 02116

Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577.

First Union National Bank of North Carolina, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288.

State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171.

Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts  02777.


Item 31. Management Services

         Not Applicable


Item 32. Undertakings:

         Registrant hereby undertakes to comply with the provision of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) and the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 3rd day of September, 1997.

                                  EVERGREEN MUNICIPAL TRUST

                                  By: /s/ John J. Pileggi
                                     --------------------------
                                     John J. Pileggi, President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 24 to the Registration Statement has been signed below by the following persons in the capacities indiscated and on the 3rd day of September, 1997.
indicated.

Signatures                         Title
-----------                        -----

/s/John J. Pileggi
-----------------------            President and
John J. Pileggi                    Treasurer


/s/Joan V. Fiore*
-----------------------            Secretary
Joan V. Fiore
by James P. Wallin
Attorney - In - Fact


/s/ Foster Bam*
-----------------------            Trustee
Foster Bam
by James P. Wallin
Attorney - In - Fact


/s/ Laurence B. Ashkin*
-----------------------            Trustee
Laurence B. Ashkin
by James P. Wallin
Attorney - In - Fact


/s/James S. Howell*
-----------------------            Trustee
James S. Howell
by James P. Wallin
Attorney - In - Fact


/s/Gerald M. McDonnell*
-----------------------            Trustee
Gerald M. McDonnell
by James P. Wallin
Attorney - In - Fact


/s/Thomas L. McVerry*
-----------------------            Trustee
Thomas L. McVerry
by James P. Wallin
Attorney - In - Fact


/s/William Walt Pettit*
-----------------------            Trustee
William Walt Pettit
by James P. Wallin
Attorney - In - Fact


/s/Russell A. Salton, III, M.D*
------------------------------     Trustee
Russell A. Salton, III, M.D
by James P. Wallin
Attorney - In - Fact


/s/Michael S. Scofield*
-----------------------            Trustee
Michael S. Scofield
by James P. Wallin
Attorney - In - Fact



*By: /s/ James P. Wallin
    -----------------------
    James P. Wallin**
    Attorney-in-Fact

**James P. Wallin, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons filed as part of the Registration Statement to Registrant's previous filings on Form N-1a.

                                INDEX TO EXHIBITS


Exhibit
Number                   Exhibit
6                        Dealer Agreement

7                        Form of Deferred Compensation Plan

9(A)                     Form of Administration Agreement
 (B)                     Sub-Adminstrator Agreement

10                       Opinion and Consent of Counsel

11                       Consent of Independent
                         Accountants

16                       Performance Data Schedules

17                       Financial Data Schedules